UNITED STATES

		SECURITIES AND EXCHANGE COMMISSION

		     Washington, D.C.  20549

			    FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-3752

THE MANAGERS FUNDS
------------------------------------------------------
(Exact name of registrant as specified in charter)

40 Richards Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices)  (Zip code)


The Managers Funds LLC
40 Richards Avenue, Norwalk, Connecticut 06854
------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	DECEMBER 1, 2002 - MAY 31, 2003
				(Semi-Annual)


Item 1.  REPORT TO SHAREHOLDERS
====================================================================



Managers
--------
Semi-Annual Report

[Managers Funds logo omitted]

The Managers Funds:


Value Fund ^ Capital Appreciation Fund ^ Small Company Fund
Special Equity Fund ^ International Equity Fund ^ Emerging
Markets Equity Fund ^ Intermediate Bond Fund ^ Bond Fund ^
Global Bond Fund


Dated June 30,2003




access to excellence

			Table of Contents
			-----------------



Letter to Shareholders						 1

The Managers Funds Performance					 2
Complete performance table for all of The Managers Funds and
  Managers AMG Funds as of June 30,2003

Fund Snapshots							 4
Equity funds 'top ten holdings,industry weightings and country breakdown at June 30,2003

Schedules of Portfolio Investments				 7
Detailed portfolio listings by security type and industry
  sector,as valued at June 30,2003

Financial Statements

Statements of Assets and Liabilities				23
  Funds' balance sheet,net asset value (NAV)per share
   computation and cumulative undistributed amount

Statements of Operations					25
  Detail of sources of income,Fund expenses,and realized and unrealized gains (losses)during the period

Statements of Changes in Net Assets				27
  Detail of changes in Fund assets for the past two periods

Financial Highlights						31
Historical net asset values per share,distributions,total
  returns,expense ratios,turnover ratios and net assets for
  each fund

Notes to Financial Statements					36
Accounting and distribution policies,details of agreements and transactions with Fund management and description of certain investment risks



Founded in 1983,The Managers Funds offers individual and institutional investors the experience and discipline of some of the world's most highly regarded investment professionals.

Letter to Shareholders
------------------------------------------------------------------
Dear Fellow Shareholder:

Much has changed in the world over the past six months,and the acute movements of the financial markets in response,although not predictable,have been unsurprising. Early in the year investors seemed to have been torn between guarded optimism,based upon the hope that the stock market could not go down for a fourth consecutive year,particularly given the aggressive fiscal stimulus, and pessimism driven by uneven economic growth and the huge weight of uncertainty building in the Middle-East. During the first quarter investors were appropriately pre-occupied with the political climate among the U.S.,Iraq,the United Nations and its other member countries. Day by day,the markets moved as a result of changing perceptions about the likelihood, duration and outcome of military conflict. While this was understandable, it obscured many of the other important factors that typically drive investment and business decisions. As a result, the economy, while growing, remained rather sluggish, the unemployment rate remained near
6%, and consumer confidence fell to new lows.In an effort to revive the economy, the Bush administration, along with Congress passed an aggressive tax cut plan, and the Federal Reserve
Board lowered the Fed Funds rate to 1%, its lowest level since
1958.

As military operations commenced in Iraq and proceeded rather quickly to a perceived resolution, at least one large block of uncertainty was lifted. The stock market rose markedly beginning in mid-March and continuing throughout the second quarter, despite the fact that the economy had yet to show significant evidence of improvement. Indeed, the best performing shares, during the second quarter rally, were those that had little good news other than what investors considered cheap share prices. Of the 250 best performing stocks in the Russell 3000, 213 had a starting share price below $10 and 152 had a price below $5. Additionally, most of these were small unprofitable companies: 207 of these best performing companies had market caps below $500 million and only 75 had positive earnings over the prior 12 months. This is not to suggest that share gains were exclusively valuation/price driven. The breadth of the gains argues, for an expectation of improving profitability supported by aggressive monetary and fiscal policy measures. Every major market index rose by at least 15%, every sector within the broad market rose, and only one industry (Leisure Equipment
& Products) fell. For similar reasons, including monetary stimulus, almost all foreign stock markets also finished higher for the six-month period, after a strong "post-war "rally.
Bonds also rallied during the period as interest rates continued to fall across the maturity spectrum. Notably, credit spreads continued a tightening trend started in late 2002 as investors have become more constructive on the credit outlooks of corporate borrowers. Given the lack of evidence, however, this may be looked at as similar to the equity market, where the price increases may have been driven more by perceived valuations than by a surge in credit quality. One sector that did not fully participate in this rally was the mortgage securities sector which, as rates achieve historic lows, contains an increasing risk that prepayment rates will severely slow down, given any back-up in interest rates.

Throughout this period,the Funds covered within this report performed satisfactorily. The domestic stock funds each returned in excess of 10% for the six-months ended June
30,2003. Although they each modestly lagged their primary bench-mark over this short period, we believe that this is partially due to the aforementioned rally in unprofitable companies. With a few exceptions we were pleased with the fundamental results of the companies within the portfolios and optimistic about the positioning and prospects of the portfolios going forward. Within these funds, we made one subadvisor change during the period, hiring Elizabeth Bramwell, who heads Bramwell Capital Management, to manage a portion of Managers Capital Appreciation
Fund. Ms. Bramwell focuses on companies that have new products and services and that are positioned to benefit from the long-term payoff on research as well as plant and market development and expansion. She makes investment decisions based on fundamental research, bottom-up earnings forecasts and company valuations relative to their respective industries, projected future growth rates and the overall equity market. More detailed descriptions of the investment philosophy and process of Bramwell and all of the subadvisors of these Funds are available on our website at www.managersfunds.com. The International Equity and Emerging Markets Equity Funds also performed satisfactorily in the strong market.Emerging Markets Equity Fund returned in excess of 15% for the period after rebounding more than 25% during the second quarter.
Given the strong credit rally and the drop in interest rates, the bond funds performed quite well. Bond Fund and Global Bond Fund benefited from significant corporate bond allocations, returning 8.59% and 12.88%, respectively, for the six-month period. With rates currently at historic lows and credit spreads having tightened significantly, we should not expect returns to continue at that pace. Intermediate Bond Fund was positioned more for liquidity and thus did not benefit from the corporate rally. The Fund will be discontinued as of the end of July.

Page 3 of this report contains a table with the performance of all of the Funds within The Managers Funds family. As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersfunds.com. Should you have any questions about the Funds or this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment in The Managers Funds.


/s/ Peter M. Lebovitz
---------------------
Peter M.Lebovitz
President & CEO
The Managers Funds LLC


/s/ Thomas G. Hoffman
---------------------
Thomas G.Hoffman,CFA
Director of Research
The Managers Funds LLC

----------------------------------------------------------------
The Managers Funds and
Managers AMG Funds Performance (unaudited)
All periods ended June 30,2003
----------------------------------------------------------------


					Average Annual Total Returns (1)
			-----------------------------------------------------------------
The Managers Funds:	Six	1	3	5	10	Since		Inception
Equity Funds:		Months	Year	Years	Years	Years	Inception	Date
===================

Value 			10.58%	(5.43)%	(1.55)%	(0.03)%	9.01%	11.30%		Oct.'84
Capital Appreciation 	11.35%	(4.63)% (25.58)%(0.26)%	9.41%	12.18%		Jun.'84
Small Company (2)	14.38%	 0.41%	(9.82)%	  -	  -	(9.78)%		Jun.'00
Special Equity 		13.04%	(2.72)% (11.18)% 2.88%	10.60%	13.00%		Jun.'84
International Equity 	 7.30% (10.01)% (13.38)%(5.18)%	 4.96%	 8.75%		Dec.'85
Emerging Markets
Equity (2) 		15.34%	 5.62%	(5.54)%	 6.14%	  -	 2.43%		Feb.'98
U.S.Stock Market
Plus (2) 		13.46%	(0.24)% (11.23)% (2.35)% 9.70%	10.44%		Jun.'92

Income Funds:
=============

Money Market (2) 	 0.40%	 1.04%	  2.93%	 3.83%	 4.24%	 5.36%		Jun.'84
Bond (2) 		 8.59%	15.42%	 11.27%	 8.11%	 8.58%	10.38%		Jun.'84
Global Bond (2) 	12.88%	24.14%	  9.27%	 5.77%	  -	 5.67%		Mar.'94
Intermediate Duration
Government (2)		 2.04%	 5.80%	  8.68%	 6.51%	 6.68%	 7.59%		Mar.'92
Intermediate Bond (2) 	 1.55%	 0.28%	  3.90%	 3.74%	 4.04%	 7.03%		Jun.'84
Short Duration
Government (2) 		 1.55%	 3.13%	  5.54%	 4.85%	 5.19%	 5.26%		Mar.'92
Total Return Bond (2) 	 3.92%	  -	    -	   -	   -	 3.92%		Dec.'02
------------------------------------------------------------------------------------------

Managers AMG Funds:
===================

Essex Aggressive Growth
Institutional Class 	18.88%	 6.31%	    -	   - 	   -	(0.54)%		Mar.'02
Essex Aggressive Growth
Investor Class (2)	18.67%	 5.94%	(20.79)%   -	   -	(5.27)%		Nov.'99
Frontier Growth (2,3)   15.45%	(0.92)%	(18.37)% (0.37)% 7.70%  12.11%		Mar.'88
Frontier Small Company
Value (2) 		 9.17%	(9.26)%	    -	   -	   -     3.15%		Feb.'01
Rorer Large-Cap (2)      9.19%  (5.56)%     -      -       -    (8.90)%		Dec.'01
Rorer Mid-Cap (2)       17.67%    2.77%     -      -       -      2.53%		Dec.'01
Systematic Value (2)    14.83%    3.69%	    -      -       -    (3.04)%         Apr.'02
Burridge Small Cap
Growth (2,4) 		25.63%	  6.06%	    -	   -	   -	  8.25%		Sep.'00
First Quadrant Tax-Managed Equity (2,5)
  Before Taxes 		12.19%	(1.23)%	    -	   -	   -	(5.64)%		Dec.'00
  After Taxes on
   Distributions	12.19%	(1.55)%	    -	   -	   -	(5.76)%
  After Taxes on
   Distributions and
   Sale of Fund Shares 	7.48%	(0.78)%	    -	   -	   -	(4.83)%
------------------------------------------------------------------------------------------

See the Notes to the Performance Table on the following page.

----------------------------------------------------------------
The Managers Funds and
Managers AMG Funds Performance
Notes to the Performance Table
----------------------------------------------------------------


Past performan e is not a guarantee of future results.The investment return and prin ipal value of an investment will fluctuate so that an investor's shares, when redeemed,may be worth more or less than the original cost.An investment in Managers Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share,it is possible to lose money by investing in the Fund. Additional risks are associated with investing in international and emerging markets,and such securities may be considered speculative. There are also risks associated with investing in small-cap companies,such as increased volatility. For more information regarding The Managers Funds and Managers AMG Funds, including fees,expenses and risks,please all (800)835-3879 or visit our website at www.managersfunds.com for a Prospectus. Please read the Prospectus carefully before you invest or send money.The Prospectus is not an offer to sell shares in the Funds.Distributed by Managers Distributors, Inc., member NASD.

(1) Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. Year to date total returns are based on calendar year.

(2) From time to time,the Fund's advisor has waived its fees and/or absorbed Fund expenses,which has resulted in higher returns.

(3) The "Since Inception"return,and returns for all periods beginning prior to 10/1/00,for the Frontier Growth Fund reflect performance linked with the Frontier Growth predecessor fund which began operations on March 7, 1988. Only quarterly returns are available prior to 10/1/00 and thus not all returns are available for "intra-quarter" periods.
The predecessor fund's objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The predecessor fund was not registered as a mutual fund and therefore was not subject to certain restrictions that are imposed upon mutual funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized SEC method,except that quarterly rather than daily fund values were used.

(4) The "Since Inception"return,and returns for all periods beginning prior to 6/25/02, for the Burridge Small Cap Growth Fund reflect performance linked with a "Predecessor Account"which began operations on September 27, 2000. The Predecessor Account's objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The Predecessor Account was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Account's performance may have been adversely affected. The performance of the Predecessor Account was calculated according to the standardized
SEC method.

(5) After-tax returns are calculated by Lipper using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

----------------------------------------------------------------
Fund Snapshots (unaudited)
As of June 30,2003
----------------------------------------------------------------

			Managers Value Fund
			===================

Top Ten Holdings
(out of 65 securities)		% Fund			Industry Weightings
--------------------------------------------	---------------------------------
Citigroup,Inc.*			3.6%		Financials		30.1%
CVS Corp.*			3.1 		Consumer Discretionary 	13.4
Fannie Mae 			3.0 		Industrials 		11.1
Merck & Co.,Inc.*		2.9 		Health Care 		10.5
ChevronTexaco Corp.*		2.7 		Energy 			 9.5
Merrill Lynch & Co., Inc.	2.2 		Consumer Staples 	 8.0
Emerson Electric Co.*		2.2 		Materials 		 5.1
Cendant Corp.			2.1 		Telecommunication
						 Services 		 2.1
Oxford Health Plans,Inc.	2.0 		Information Technology 	 1.5
Allstate Corp.,The 		1.9 		Utilities 		 1.5
Top Ten as a Group 		25.7%		Other 			 7.2



			Managers Capital Appreciation Fund
			==================================

Top Ten Holdings
(out of 73 securities)		% Fund			Industry Weightings
--------------------------------------------	---------------------------------
Dell Computer Corp.*		4.8%		Information Technology	25.9%
American International
Group,Inc.*			3.6 		Health Care 		20.9
Pfizer,Inc.			3.3 		Financials 		15.9
Citigroup,Inc.			3.2 		Consumer Discretionary 	13.4
Wal-Mart Stores,Inc.		3.1 		Consumer Staples 	 6.7
Cardinal Health,Inc.*		2.8 		Industrials 		 5.7
3M Co.				2.6 		Energy 			 4.0
Microsoft Corp.			2.6 		Telecommunication
						 Services 		 1.2
WellPoint Health Networks,Inc.	2.4 		Other 			 6.3
Amgen,Inc.			2.3
  Top Ten as a Group		30.7%



			Managers Small Company Fund
			===========================

Top Ten Holdings
(out of 84 securities)		% Fund			Industry Weightings
--------------------------------------------	---------------------------------
Cost Plus,Inc.*			2.8%		Consumer Discretionary	27.7%
Pentair,Inc.*			2.5 		Information Technology  23.3
PETsMART,Inc.*			2.3 		Industrials 		18.8
Ultra Petroleum Corp.		2.2 		Health Care 		13.5
Michaels Stores,Inc.		2.1 		Energy 			 6.4
Acxiom Corp.*			2.1 		Consumer Staples 	 5.3
Performance Food Group Co.	2.1 		Financials 		 1.9
Barr Laboratories,Inc.*		2.1 		Materials 		 1.6
Fair Isaac Corp.		2.0 		Other 			 1.5
Christopher & Banks Corp.	2.0
  Top Ten as a Group		22.2%



*Top Ten Holding at December 31,2002

			Managers Special Equity Fund
			============================

Top Ten Holdings
(out of 327 securities)		% Fund			Industry Weightings
--------------------------------------------	---------------------------------
ITT Educational Services,Inc.*	1.8%		Consumer Discretionary	24.4%
Emmis Broadcasting Corp.,
Class A* 			1.2 		Information Technology 	19.9
Dillard's Inc.,Class A*		1.1 		Industrials 		12.8
Getty Images,Inc.*		1.0 		Financials 		12.1
Reliant Resources,Inc.		1.0 		Health Care 		10.7
United States Steel Corp.*	1.0 		Materials		 4.9
Overseas Shipholding Group,Inc.	1.0 		Energy			 3.4
Ruby Tuesday,Inc.		0.9 		Utilities		 2.7
Pogo Producing Co.*		0.9 		Consumer Staples 	 1.6
Select Medical Corp.		0.9 		Telecommunication
						 Services 		 0.4
Top Ten as a Group Other 	10.8%		Other			 7.1






			Managers International Equity Fund
			==================================

Top Ten Holdings
(out of 155 securities)		% Fund			Industry Weightings
--------------------------------------------	---------------------------------
Canon,Inc.*			3.1%		Financials		19.8%
Vodafone Group PLC*		2.2 		Consumer Discretionary 	19.2
DSM NV*				1.7 		Materials 		15.4
Nissan Motor Co.,Ltd.		1.6 		Industrials 		 8.5
Bank of Nova Scotia*		1.5 		Energy 8.3
Arcelor 			1.5 		Information Technology 	 7.5
ENI SpA*			1.5 		Telecommunication
						 Services 		 6.0
Assurances Generales de France 	1.4 		Health Care 		 5.5
News Corp.,Ltd.,The 		1.4 		Consumer Staples 	 2.5
Compal Electronics,Inc.		1.3 		Utilities 		 0.7
  Top Ten as a Group Other 	17.2%		Other			 6.6





			Managers Emerging Markets Equity Fund
			=====================================

Top Ten Holdings
(out of 43 securities)		% Fund			Industry Weightings
--------------------------------------------	---------------------------------
Samsung Electronics,Ltd.,GDR
representing 1/2 voting shares*	3.9%		Financials		22.1%
POSCO,ADR 			3.5 		Materials 		12.7
SK Telecom Co.,Ltd.,ADR 	3.3 		Telecommunication
						 Services 		11.2
Siam Cement Public Co.,Ltd.,The 3.2 		Information Technology 	10.8
ABSA Group,Ltd.*		3.1 		Consumer Staples 	10.6
Sanlam,Ltd.*			3.0 		Consumer Discretionary 	 9.7
Vestel Elektronik Sanayi 	2.9 		Industrials 		 6.4
Empresa Brasileira de
Aeronautica SA 		2.9 			Health Care 		 4.5
Fountain Set Holdings,Ltd.	2.7 		Energy 			 4.2
Kookmin Bank,Sponsored ADR 	2.5 		Other 			 7.8
  Top Ten as a Group		31.0%


*Top Ten Holding at December 31, 2002

---------------------------------------------------------


								Managers
		Managers	MSCI				Emerging	MSCI
		International	EAFE				Markets	Equity	EMF
Country 	Equity Fund*	Index		Country		Fund		Index
--------------	---------------	---------	--------------	---------------	---------
Japan 		17.5%		20.5%		South Korea	15.5%		19.5%
United Kingdom 	16.9 		27.1 		Brazil 		 9.8		 7.7
France 		10.5		 9.8 		Taiwan		 9.0 		12.5
Canada		 9.3		 0.0 		Hong Kong	 7.5		 0.0
Germany		 7.3		 6.4		India		 7.2		 4.5
Switzerland	 4.0		 7.5		Mexico		 6.5		 7.7
Australia	 4.0		 5.2		South Africa	 6.4 		13.5
Sweden		 3.9		 2.1 		Indonesia 	 5.4 		 1.4
Hong Kong 	 3.7 		 1.5 		Thailand 	 5.2 		 2.2
United States 	 3.3 		 0.0 		Turkey 		 4.7 		 1.2
Netherlands 	 2.8 		 5.2 		Malaysia	 4.6		 5.3
Italy		 2.6		 3.9 		United States 	 3.0		 0.0
Spain		 2.3		 3.8		China 		 2.8		 6.8
South Korea	 1.9		 0.0		Poland		 2.4		 1.3
Brazil		 1.6		 0.0 		Israel 		 2.3		 4.3
South Africa	 1.5		 0.0		Russia		 2.1		 5.8
Luxembourg	 1.4		 0.0		Hungary		 1.6		 1.0
Taiwan		 1.3		 0.0		Philippines 	 1.4		 0.6
Mexico		 0.9 		 0.0 		Chile		 1.4		 1.9
Denmark		 0.9		 0.8		United Kingdom 	 1.2		 0.0
Singapore	 0.8		 0.8		Croatia 	 0.0 		 0.0
Peru 		 0.5 		 0.0 		Peru 		 0.0 		 0.5
Ireland		 0.4		 0.8 		Venezuela	 0.0		 0.2
Russia 		 0.2 		 0.0 		Argentina 	 0.0 		 0.6
Norway 		 0.0 		 0.4 		Czech Republic 	 0.0 		 0.5
Belgium 	 0.0		 1.1		Morocco 	 0.0 		 0.3
Finland		 0.0		 1.9 		Pakistan	 0.0		 0.2
Greece		 0.0		 0.4 		Egypt		 0.0		 0.2
Portugal	 0.0		 0.4		Jordan		 0.0		 0.2
New Zealand	 0.0		 0.2 		Colombia 	 0.0 		 0.1
Austria		 0.0		 0.2
Cash 		 0.5 		 0.0



*As a pecent of total market value of common stocks on June 30, 2003.

		Managers Value Fund
		   June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (unaudited)


Security Description 		Shares 		Value
---------------------------------------------------------
Common Stocks -92.8%
Consumer Discretionary - 13.4%
  Clear Channel
   Communications,Inc.*		20,600 		$ 873,234
  Comcast Corp.,Special Class A*36,600 (2)	1,055,178
  Darden Restaurants,Inc.	18,700 		  354,926
  Gannett Co.,Inc.		11,750 		  902,518
  Jones Apparel Group,Inc.*	26,700 		  781,242
  Liberty Media Corp.*		92,300 		1,066,988
  McDonald 's Corp.		38,500 		  849,310
  Office Depot,Inc.*		65,100 		  944,601
  RadioShack Corp.		27,800 		  731,418
  Whirlpool Corp.		17,600		1,121,120
  Yum!Brands,Inc.*		37,900 		1,120,324
   Total Consumer Discretionary 		9,800,859

Consumer Staples -8.0%
  CVS Corp.			81,100 		2,273,233
  Kimberly-Clark Corp.		23,055 		1,202,088
  Pepsi Bottling Group,Inc.	43,400 		  868,868
  Safeway,Inc.*			27,600 		  564,696
  Supervalu,Inc.		43,900 		  935,948
   Total Consumer Staples 			5,844,833

Energy -9.5%
  BP,PLC.Sponsored ADR 		21,400 (2)	  899,228
  ChevronTexaco Corp.		26,900 		1,942,180
  ConocoPhillips 		20,474 		1,121,975
  Devon Energy Corp.		15,800 (2)	  843,720
  Kerr-McGee Corp.		23,000 		1,030,400
  Transocean,Inc.		51,400		1,129,258
   Total Energy 				6,966,761

Financials -30.1%
  ACE,Ltd.			27,300 		  936,116
  Allstate Corp.,The 		39,700 		1,415,305
  American Express Co.		27,300 		1,141,412
  American International
   Group,Inc.			15,000 		  827,700
  Chubb Corp.			18,900 		1,134,000
  Citigroup,Inc.		60,668 		2,596,590
  Fannie Mae			32,100 		2,164,824
  FleetBoston Financial Corp.	35,777 		1,062,935
  Goldman Sachs Group,Inc.	 8,400 (2)	  703,500
  Hartford Financial Services
   Group,Inc.			23,800 		1,198,568
  John Hancock Financial
   Services,Inc.		27,800		  854,294
  MBIA,Inc.			17,500 (2)	  853,125
  MBNA Corp.			34,907		  727,462
  Mellon Financial Corp.	26,100		  724,275
  Merrill Lynch &Co.,Inc.	33,800 		1,577,784
  MGIC Investment Corp.		21,800 (2)	1,016,752
  Regions Financial Corp.	32,300 		1,091,094
  Travelers Property Casualty
   Corp.Class B*		 2,044 		   32,234
  Travelers Property Casualty
   Corp.,Class A 		54,094 (2)	  860,095
  Wells Fargo & Co.		22,449 		1,131,430
    Total Financials 			       22,049,495

Health Care -10.5%
  Abbott Laboratories 		23,800 		1,041,488
  Beckman Coulter,Inc.		19,500 (2)	  792,480
  HCA,Inc.			32,100 (2)	1,028,484
  McKesson Corp.		35,200 		1,258,048
  Merck &Co.,Inc.		35,500 		2,149,525
  Oxford Health Plans,Inc.*	33,900 		1,424,817
    Total Health Care 				7,694,842

Industrials - 11.1%
  Cendant Corp.*		82,100 (2) 	1,504,072
  CNF,Inc.			25,900 (2)	  657,342
  Emerson Electric Co.		30,800 		1,573,880
  General Dynamics Corp.	14,500 		1,051,250
  General Electric Co.		37,300 		1,069,764
  Honeywell International,Inc.	26,700		  716,895
  Pitney Bowes,Inc.		28,400		1,090,844
  Textron,Inc.			11,400		  444,828
    Total Industrials 				8,108,875

Information Technology -1.5%
  Hewlett-Packard Co.		52,526 		1,118,804

Materials -5.1%
  Alcoa,Inc.			30,900		  787,950
  Dow Chemical Co.		21,800 (2)	  674,928
  E.I.du Pont de
   Nemours & Co.,Inc.		24,550		1,022,262
  Engelhard Corp.		26,500		  656,405
  Rio Tinto PLC. Sponsored ADR   7,500 (2)	  574,125
    Total Materials 				3,715,670

Telecommunication Services -2.1%
  Alltel Corp.			14,000		  675,080
  Verizon Communications,Inc.	21,585		  851,528
    Total Telecommunication Services 		1,526,608

Utilities -1.5%
  Exelon Corp.			18,100 		1,082,561

Total Common Stocks
(cost $62,163,855)			       67,909,308
					    --------------
Other Investment Companies -13.5% (1)
Bank of New York Institutional
  Cash Reserves Fund,1.25% (3) 5,578,191 	5,578,191
JPMorgan Prime Money Market
  Fund,Institutional Class
  Shares, 1.03% 	       4,321,688 	4,321,688
   Total Other Investment Companies
    (cost $9,899,879)				9,899,879

Total Investments -106.3%
(cost $72,063,734)			       77,809,187
					    --------------
Other Assets,less Liabilities -(6.3)%          (4,652,313)
					    --------------
Net Assets -100.0% 			    $  73,156,874
					    ==============


The accompanying notes are an integral part of these financial statements.

		Managers Capital Appreciation Fund
		   	June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (unaudited)


Security Description 		Shares 		Value
---------------------------------------------------------

Common Stocks -93.7%
Consumer Discretionary -13.4%
  Applebee 's International,Inc.25,000 		$ 785,750
  Best Buy Co.,Inc.*		40,000 (2) 	1,756,800
  Cheesecake Factory,The*	15,000		  538,350
  Clear Channel Communications,
   Inc.*			18,000		  763,020
  Comcast Corp.,Special Class A*47,300 (2)	1,363,659
  COX Communications,Inc.*	33,000 (2) 	1,052,700
  Family Dollar Stores 		15,000		  572,250
  Fox Entertainment Group,Inc.*	48,700 (2)	1,401,586
  Kohl 's Corp.*		35,000 		1,798,300
  Lowe 's Cos.,Inc.		30,000 		1,288,500
  Staples,Inc.*			50,000		  917,500
  Viacom,Inc.,Class B*		33,400 (2) 	1,458,244
    Total Consumer Discretionary 	       13,696,659

Consumer Staples -6.7%
  Colgate-Palmolive Co.		10,000		  579,500
  Sysco Corp.			30,000		  901,200
  Walgreen Co.			70,000 (2) 	2,107,000
  Wal-Mart Stores,Inc.		59,600 		3,198,732
    Total Consumer Staples 			6,786,432

Energy -4.0%
  Apache Corp.			18,445 		1,200,032
  Baker Hughes,Inc.		27,100		  909,747
  Burlington Resources,Inc.	10,000		  540,700
  Devon Energy Corp.		10,000 (2)	  534,000
  Schlumberger,Ltd.		19,500		  927,615
    Total Energy 				4,112,094

Financials -15.9%
  Allstate Corp.,The 		20,000		  713,000
  American Express Co.		30,000 		1,254,300
  American International
   Group,Inc.			66,100 		3,647,398
  Citigroup,Inc.		77,100 		3,299,880
  Fannie Mae 			12,600 		  849,744
  Goldman Sachs Group,Inc.	18,600 (2) 	1,557,750
  US Bancorp 			30,000		  735,000
  Washington Mutual,Inc.	20,000		  826,000
  Wells Fargo &Co.		36,900 		1,859,760
  Willis Group Holdings,Ltd.*	20,000		  615,000
  XL Capital Ltd.		10,200		  846,600
    Total Financials 			       16,204,432

Health Care - 20.9%
  Amgen,Inc.*			35,900 		2,385,196
  Anthem,Inc.*			15,000 		1,157,250
  Boston Scientific Corp.*	20,100 (2) 	1,228,110
  Cardinal Health,Inc.		45,000 		2,893,500
  Forest Laboratories,Inc.*	20,900 		1,144,275
  Genentech,Inc.*		 6,600 		  475,992
  Gilead Sciences,Inc.*		 9,300		  516,894
  Martek Biosciences Corp.*	11,100		  476,634
  Medtronic,Inc.		34,500		1,654,965
  Pfizer,Inc.			97,900 		3,343,285
  Stryker Corp.			 5,000		  346,850
  Teva Pharmaceutical Ind.,
   Ltd.,Sponsored ADR 		31,000 (2)	1,764,830
  UnitedHealth Group,Inc.	10,000		  502,500
  WellPoint Health
   Networks, Inc.*		29,500 		2,486,850
  Zimmer Holdings,Inc.*		22,000		  991,100
    Total Health Care 			       21,368,231

Industrials -5.7%
  3MCo.				20,300 (2) 	2,618,294
  American Power Conversion
   Corp.*			38,500		  600,215
  General Electric Co.		50,000 		1,434,000
  United Parcel Service,
   Inc.,Class B 		18,900 		1,203,930
    Total Industrials 				5,856,439

Information Technology -25.9%
  Analog Devices,Inc.*		13,000		  452,660
  Broadcom Corp.,Class A*	48,900 (2) 	1,218,099
  Cisco Systems,Inc.*		64,900 		1,083,181
  Dell Computer Corp.*	       153,600 		4,909,056
  Diebold,Inc.			19,200		  830,400
  EMC Corp.*			68,900	          721,383
  First Data Corp.		12,600		  522,144
  Fiserv,Inc.*			45,000 		1,602,450
  Intel Corp.			60,500 		1,257,432
  International Business
   Machines Corp.		15,500 		1,278,750
  Intuit,Inc.*			17,000		  757,010
  Linear Technology Corp.	14,000		  450,940
  Maxim Integrated
   Products,Inc.*		30,200 		1,032,538
  McData Corp.,Class A*		90,000 (2) 	1,320,300
  Microchip Technology,Inc.	40,000 (2)	  985,200
  Microsoft Corp.*		101,800 	2,607,098
  Nokia Corp.,Sponsored ADR 	59,100 		  971,013
  QLogic Corp.*			11,500 (2)	  555,795
  Symantec Corp.*		20,200 		  885,972
  Texas Instruments,Inc.	47,800 		  841,280
  Zebra Technologies,Corp.*	29,000 (2)	2,180,510
    Total Information Technology 	       26,463,211

Telecommunication Services -1.2%
  China Telecom Corp.,Ltd.	54,700 (2) 	1,243,878

Total Common Stocks
(cost $90,400,314)				95,731,376
					      --------------
Other Investment Companies -23.0% (1)
Bank of New York Institutional
  Cash Reserves Fund, 1.25% (3)	17,403,596 	 17,403,596
JPMorgan Prime Money Market
  Fund,Institutional Class
  Shares, 1.03% 		 5,587,444 	  5,587,444
Bank of America Master Trust (3)  500,804 	    500,804
    Total Other Investment Companies
     (cost $23,491,844)				 23,491,844

Total Investments -116.7%
(cost $113,892,158)				119,223,220
					      --------------
Other Assets,less Liabilities -(16.7)%		(17,050,537)
					      --------------
Net Assets -100.0%			      $	102,172,683
					      ==============



The accompanying notes are an integral part of these financial statements.

		Managers Small Company Fund
		   	June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (unaudited)


Security Description 		Shares 		Value
---------------------------------------------------------
Common Stocks -98.5%
Consumer Discretionary -27.7%
  Christopher & Banks Corp.*	 7,725 		$ 285,748
  Cost Plus,Inc.*		11,650		  415,438
  Fred 's,Inc.			 6,230		  231,630
  Garmin,Ltd.*			 6,150 (2)	  245,200
  Gentex Corp.*			 9,150		  280,082
  Getty Images,Inc.*		 1,850		   76,405
  Harman International
   Industries,Inc.		 1,700 (2)	  134,538
  Hibbett Sporting Goods,Inc.*	 2,100 		   69,174
  Insight Enterprises,Inc.*	24,375		  245,213
  Michaels Stores,Inc.*		 8,050 		  306,383
  O'Reilly Automotive,Inc.*	 4,850		  161,942
  PETsMART,Inc.*		20,000		  333,400
  Radio One,Inc.*		 8,350 (2)	  148,380
  Rare Hospitality
   International,Inc.*		 7,350		  240,198
  Red Robin Gourmet Burgers*	 4,300		   81,528
  Ruby Tuesday,Inc.		11,200		  276,976
  Select Comfort Corp.*		10,200		  167,076
  Tractor Supply Co.*		 5,300		  253,075
  Whitehall Jewellers,Inc.*	 5,000		   45,350
    Total Consumer Discretionary 		3,997,736

Consumer Staples -5.3%
  American Italian Pasta Co.*	 3,500		  145,775
  Constellation Brands,Inc.*	 5,650		  177,410
  Performance Food Group Co.*	 8,150 (2)	  301,550
  Sensient Technologies Corp.	 5,950		  136,791
    Total Consumer Staples			  761,526

Energy -6.4%
  Evergreen Resources,Inc.*	 3,850 (2)	  209,094
  National-Oilwell,Inc.*	 5,100		  112,200
  Niko Resources,Ltd.		 3,350		   65,995
  Offshore Logistics,Inc.*	 6,800		  147,900
  Ultra Petroleum Corp.*	24,900		  321,459
  XTO Energy,Inc.		 3,266		   65,679
    Total Energy 				  922,327

Financials -1.9%
  Asta Funding,Inc.*		 3,500		   84,000
  Sterling Bancshares,Inc.	 7,400		   96,792
  Umpqua Holdings Corp.		 4,450		   84,506
    Total Financials				  265,298

Health Care -13.5%
  Amsurg Corp.*			 4,550 (2)	  138,775
  Barr Laboratories,Inc.*	 4,575		  299,663
  Charles River Laboratories
   International,Inc.*		 1,700		   54,706
  Community Health Systems,Inc.* 9,250 (2)	  178,433
  Computer Programs &
   Systems,Inc.*		 2,600 (2)	   52,026
  Covance,Inc.*			 8,500		  153,850
  Haemonetics Corp.*		 8,300		  155,210
  PSS World Medical,Inc.*	13,450		   77,338
  Resmed,Inc.*			 5,650		  221,480
  Respironics,Inc.*		 5,600		  210,112
  Select Medical Corp.*		 6,100		  151,462
  SICOR,Inc.*			12,750		  259,335
    Total Health Care 				1,952,390

Industrials -18.8%
  Actuant Corp.,Class A*	 5,130		  242,752
  Chicago Bridge & Iron Co. N.V. 3,350		   75,978
  ChoicePoint,Inc.*		 7,950		  274,434
  Donaldson Co.,Inc.		 4,700		  208,915
  EDO Corp.			 2,750		   48,675
  ElkCorp			 8,850		  199,125
  EMCOR Group,Inc.*		 2,550		  125,868
  First Consulting Group,Inc.*	12,250		   57,208
  Lydall,Inc.*			 5,400		   57,780
  Mobile Mini,Inc.*		 8,300 (2)	  135,538
  MSC Industrial Direct
   Co.,Class A*			10,250		  183,475
  Navigant Consulting,Inc.*	12,150		  143,978
  NCI Building Systems,Inc.*	 9,700		  161,990
  P.A.M.Transportation
   Services,Inc.*		 4,150		  104,248
  Pentair,Inc.			 9,250		  361,305
  Sylvan Learning Systems,Inc.*  6,750		  154,170
  UTI Worldwide,Inc.		 5,600		  174,664
    Total Industrials 				2,710,103

Information Technology -23.3%
  Acxiom Corp.*			20,150		  304,064
  Adtran,Inc.*			 3,500 (2)	  179,515
  Alliance Data Systems Corp.*	 5,500		  128,700
  Avocent Corp.*		 6,900		  206,516
  Benchmark Electronics,Inc.*	 7,500		  230,700
  Ceridian Corp.*		13,150		  223,156
  Digitas,Inc.*			11,200		   55,552
  ebookers PLC,Sponsored ADR*	 5,150 (2)	   82,668
  Excel Technology,Inc.*	 5,700		  130,130
  Fair Isaac Corp.		 5,662		  291,310
  FEI Co.*			 8,850		  166,026
  Intrado,Inc.*			 3,650		   57,634
  Keane,Inc.*			13,950		  190,139
  Macromedia,Inc.*		 7,500		  157,800
  MAXIMUS,Inc.*			 5,150 (2)	  142,295
  Pinnacle Systems,Inc.*	 7,200		   77,040
  Polycom,Inc.*			12,650		  175,329
  Progress Software Corp.*	 5,850		  121,270
  Rogers Corp.*			 6,650		  221,445
  Symantec Corp.*		 1,550		   67,982
  Tekelec*			10,150		  114,695
  WatchGuard Technologies,Inc.*	 7,350		   33,810
    Total Information Technology 		3,357,776

Materials -1.6%
  MacDermid,Inc.		 8,950		  235,385

Total Common Stocks
(cost $12,030,182)				14,202,541
						----------
Other Investment Companies -13.7%(1)
Bank of New York Institutional Cash
  Reserves Fund,1.25% (3)	1,616,055 	1,616,055
JPMorgan Prime Money Market
  Fund,Institutional Class
  Shares, 1.03% 		 357,514 	 357,514
   Total Other Investment Companies
    (cost $1,973,569)		1,973,569 	1,973,569

Total Investments -112.2%
(cost $14,003,751)				16,176,110
						----------
Other Assets,less Liabilities -(12.2)%		(1,754,808)
						----------
Net Assets -100.0%			      $	14,421,302
					      ============


The accompanying notes are an integral part of these financial statements.

		Managers Special Equity Fund
		   	June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (unaudited)


Security Description 		Shares 		Value
---------------------------------------------------------
Common Stocks -92.8%
Consumer Discretionary -24.4%
  1-800-FLOWERS.COM,Inc.*	 99,100		$  816,584
  Aaron Rents,Inc.		186,700 (2) 	 4,816,860
  Acres Gaming,Inc. (5)*	492,100 (2)	 5,541,046
  Alliance Gaming Corp.*	673,400 (2)	12,733,994
  American Eagle
   Outfitters,Inc.*		631,700 (2) 	11,585,378
  Applebee's International,Inc. 258,750 (2) 	 8,132,513
  Barnes & Noble,Inc.*		201,600 	 4,646,880
  Beasley Broadcasting
   Group,Inc.*			237,000 	 3,242,160
  Bebe Stores,Inc.*		215,500 (2) 	 4,122,515
  Big Lots,Inc.*		465,252 	 6,997,390
  Borders Group,Inc.*		287,600 	 5,064,636
  California Pizza
   Kitchen, Inc.*		193,100 (2)	 4,151,650
  CEC Entertainment,Inc.*	152,200 (2)	 5,620,746
  Cheesecake Factory,The*	111,600 (2)	 4,005,324
  Copart,Inc.*			434,900 	 4,109,805
  COX Radio,Inc.,Class A*	368,600 	 8,518,346
  Crown Media Holdings,Inc.,
   Class A*			752,200 (2)	 3,106,586
  Dick's Sporting Goods,Inc.*	141,600 	 5,193,888
  Dillard 's,Inc.,Class A     1,895,500 	25,532,385
  DR Horton,Inc.		162,250 (2)	 4,559,225
  Duckwall-ALCO Stores,Inc.5 *	247,800		 2,688,878
  Electronics Boutique
   Holdings Corp.*		161,200 (2)	 3,725,332
  Emmis Communications Corp.,
   Class A*		      1,203,600 (2) 	27,622,620
  Fred 's,Inc.			161,600 	 6,008,288
  Furniture Brands International,
   Inc.*			442,300 	11,544,030
  Gart Sports Co.*		178,000 (2) 	 5,048,080
  Gaylord Entertainment Co.,
   Class A*			226,233 	 4,427,380
  Genesco,Inc.*			524,000 	 9,274,800
  Getty Images,Inc.*		590,800 (2) 	24,400,040
  Guitar Center,Inc.*		150,900 (2)	 4,376,100
  Gymboree Corp.*		247,600 (2)	 4,154,728
  Hancock Fabrics,Inc.298,900 4,827,235
  Harman International
   Industries,Inc.		182,200 (2)	14,419,308
  Hughes Supply,Inc.		168,600 	 5,850,420
  IMPCO Technologies,Inc.*	100,800 (2)	   620,928
  Insight Communications Co.,
   Inc.,Class A*		680,400 	 8,967,672
  Insight Enterprises,Inc.*	293,100 (2)	 2,948,586
  International Speedway Corp.,
   Class A			446,700 	17,649,116
  Jill Group,Inc.,The*		291,700		 4,912,228
  JOS A Bank Clothiers,Inc.*	190,900 (2)	 6,381,787
  Kenneth Cole Productions,Inc.* 42,550		   829,300
  Kerzner International,Ltd.*	271,100		 8,732,131
  Krispy Kreme Doughnuts,Inc.*	238,300 (2)	 9,813,194
  La Quinta Corp.*		845,000 	 3,641,950
  Leapfrog Enterprises,Inc.*	115,700 (2)	 3,680,417
  Linens 'N Things,Inc.*	466,900 (2)     11,023,509
  Michaels Stores,Inc.*		298,900 	11,376,134
  Monaco Coach Corp.*		403,200 (2)	 6,181,056
  NetFlix,Inc.*			169,600 (2)	 4,333,280
  P.F.Chang 's China
   Bistro,Inc.*			310,900 (2) 	15,299,389
  Panera Bread Co.,Class A*	139,500 (2)	 5,580,000
  Penn National Gaming,Inc.*	345,000 	 7,089,750
  PETCO Animal Supplies,Inc.*	164,500 (2)	 3,576,230
  Pier 1 Imports,Inc.		776,000 	15,830,400
  Polaris Industries,Inc.	152,300 (2)	 9,351,220
  Proquest Co.*			170,500 (2)	 4,398,900
  Quiksilver,Inc.*		175,400 (2)	 2,892,346
  Ross Stores,Inc.		390,000 	16,668,600
  Ruby Tuesday,Inc.		894,800 (2) 	22,128,404
  Saks,Inc.*		      1,023,000		 9,923,100
  Salem Communications Corp.,
   Class A*			482,900		 9,663,312
  School Specialty,Inc.*	386,003 (2) 	10,985,645
  Stage Stores,Inc.*		164,794 (2)	 3,872,659
  Standard-Pacific Corp.	200,000		 6,632,000
  TJX Cos.,Inc.			160,000		 3,014,400
  Too,Inc.*			658,300 	13,330,575
  Toro Co.			235,600		 9,365,100
  Toys "R "Us,Inc.*		965,800 (2) 	11,705,496
  Tractor Supply Co.*		160,500 	 7,663,875
  United Rentals,Inc.*		417,500		 5,799,075
  Urban Outfitters,Inc.*	172,200 (2)	 6,181,980
  Visteon Corp.		      2,688,600 (2) 	18,470,682
  West Marine,Inc.*		177,400 	 3,106,274
    Total Consumer Discretionary               584,485,850

Consumer Staples -1.6%
  BJ 's Wholesale Club,Inc.*	504,000 (2)	 7,590,240
  Del Monte Foods Co.*		750,200		 6,631,768
  Duane Reade,Inc.*		589,200 (2)	 8,690,700
  Pathmark Stores,Inc.*		428,500		 3,278,025
  Sensient Technologies Corp.	241,000		 5,540,590
  Stake Technology,Ltd.*	346,400 (2)	 2,445,584
  Whole Foods Market,Inc.*	 57,200 (2)	 2,718,716
  Wild Oats Markets Inc*	193,700		 2,111,330
    Total Consumer Staples 			39,006,953

Energy -3.4%
  Berry Petroleum Co.,Class A 	297,600		 5,341,920
  ConocoPhillips		 60,000		 3,288,000
  Global Industries,Ltd.*     1,320,400		 6,364,328
  Houston Exploration Co.*	 97,900 	 3,397,130
  Key Energy Services,Inc.*	590,900 (2)	 6,334,448
  Newfield Exploration Co.*	121,500		 4,562,325
  OMI Corp.*			499,000		 3,073,840
  Overseas Shipholding
   Group,Inc.		      1,040,000 	22,890,400
  Pogo Producing Co.		484,200 	20,699,550
  Remington Oil & Gas Corp.*	246,900 	 4,538,022
    Total Energy 				80,489,963

Financials -12.1%
  Alabama National Bancorp 	 64,400		 3,122,112
  AMB Property Corp.		203,000		 5,718,510
  American Financial
   Realty Trust			 32,100		   478,611
  American National Insurance Co.25,750		 2,224,620
  American Physicians Cap.,Inc.* 26,600		   645,050
  Bank of Hawaii Corp.		203,600		 6,749,340
  Banknorth Group,Inc.		355,482		 9,071,901
  Banner Corp.			210,540		 4,313,965
  Brandywine Realty Trust	206,500		 5,084,030
  Brown &Brown,Inc.		265,100 (2)	 8,615,750
  Charter One Financial,Inc.	227,946		 7,107,356
  Chittenden Corp.		396,500		10,844,275
  Commerce Bancshares,Inc.	299,159		11,652,242
  Delphi Financial Group,Inc.,
   Class A 			242,500		11,349,000
  Downey Financial Corp.	390,880		16,143,344
  Equity Inns,Inc.	      1,028,500		 7,096,650
  FelCor Lodging Trust,Inc.   2,413,000 	18,942,050
  First Niagara Financial
   Group,Inc.			514,350		 7,180,326
  Harbor Florida Bancshares,Inc.224,900		 5,388,604
  HCC Insurance Holdings,Inc.	244,800		 7,238,736
  Hibernia Corp.,Class A	866,500		15,735,640
  Hilb,Rogal &Hamilton Co.	305,500 	10,399,220
  Infinity Property &Casualty
   Corp.*			398,989		 9,432,100
  IPC Holdings,Ltd.*		206,600		 6,921,100
  iStar Financial,Inc.		389,700 	14,224,050
  MCG Capital Corp.		413,128 (2)	 5,990,356
  Meristar Hospitality Corp.  2,250,000 	11,565,000
  National Western Life Insurance
   Co.,Class A*			 12,000		 1,325,160
  Peoples Bank			 48,200		 1,397,318
  Provident Financial Group,Inc.281,000 (2)	 7,202,030



The accompanying notes are an integral part of these financial statements.

		Managers Special Equity Fund
		   	June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (continued)


Security Description 		Shares 		Value
---------------------------------------------------------
Financials (continued)
  Raymond James Financial,Inc.	159,400		$5,268,170
  Reinsurance Group Of America 	172,200 (2)	 5,527,620
  Riverview Bancorp,Inc.	100,000		 1,829,000
  Scottish Annuity & Life
   Holdings,Ltd.		436,900 (2)	 8,829,749
  Seacoast Financial
   Services Corp.		327,500		 6,484,500
  Selective Insurance Group,Inc.233,774		 5,856,039
  St.Joe Co.,The		111,500		 3,478,800
  Sterling Financial Corp.*	260,902		 6,355,573
  Timberland Bancorp,Inc.	 95,400		 2,156,994
  Triad Guaranty,Inc.*		 12,864		   488,189
  Webster Financial Corp.	279,800		10,576,440
    Total Financials 			       290,009,520

Health Care -10.6%
  Advanced Neuromodulation
   Systems,Inc.*		254,400 	13,170,288
  Advisory Board Co.,The*	169,700		 6,876,244
  American Healthways,Inc.*	235,500 (2)	 8,506,260
  American Pharmaceutical
   Partners, Inc.*		162,200		 5,498,580
  Angiotech Pharmaceuticals,
   Inc.*			117,000 (2)	 4,766,580
  Apria Healthcare Group,Inc.*	217,500		 5,411,400
  Arthrocare Corp.*		612,900 	10,272,204
  Atherogenics,Inc.*		320,800		 4,789,544
  Biosite,Inc.*			183,500 (2)	 8,826,350
  Cardinal Health,Inc.		164,842 	10,599,341
  CIMA Labs,Inc.*		242,400		 6,518,136
  DaVita,Inc.*			273,800		 7,332,364
  Eclipsys Corp.*		575,300		 6,006,132
  Exact Sciences Corp.*		164,800 (2)	 1,806,208
  Exelixis,Inc.*	      1,049,600		 7,284,224
  Gene Logic,Inc.*		490,400 	 2,927,688
  Gen-Probe,Inc.		147,900		 6,044,673
  Harvard Bioscience,Inc.*    1,067,100 (2)	 4,054,980
  Health Net,Inc.*		398,700 	13,137,165
  IMS Health,Inc.		820,081 (2) 	14,753,257
  Integra LifeSciences Holdings
   Corp.*			196,700 (2)	 5,188,946
  Inveresk Research Group,Inc.* 114,500		 2,059,855
  LabOne,Inc.*			136,400		 2,940,784
  Lincare Holdings,Inc.*	 62,100 (2)	 1,956,771
  Martek Biosciences Corp.*	114,800 (2)	 4,929,512
  Medcath Corp.*		245,800 (2)	 1,437,930
  Medicines Co.*		177,500		 3,494,975
  Myriad Genetics,Inc.*		231,300		 3,147,993
  Odyssey HealthCare,Inc.*	191,000 (2)	 7,067,000
  Owens & Minor,Inc.		213,300		 4,767,255
  Pharmaceutical Resources,Inc.*319,900 	15,566,334
  Priority Healthcare
   Corp.,Class B*		229,122		 4,250,213
  Quidel Corp.*			449,200		 2,794,024
  Select Medical Corp.*		815,700 	20,253,831
  SurModics,Inc.*		131,100 (2)	 3,998,550
  Triad Hospitals,Inc.*		371,564		 9,222,218
  United Surgical Partners
   International,Inc.*		138,600 (2)	 3,130,974
  Universal Health Services,Inc.,
   Class B*			120,000		 4,754,400
  Zoll Medical Corp.*		164,800		 5,530,688
    Total Health Care 			       255,073,871

Industrials -12.8%
  AAR Corp.			259,200		 1,829,952
  Airborne,Inc.			643,200 	13,442,880
  Albany International Corp.	273,700		 7,499,380
  Axsys Technologies,Inc.(5) *	466,000		 4,492,240
  Brink 's Co.,The 		420,241		 6,122,911
  Career Education Corp.*	201,100 (2)	13,759,262
  CNF,Inc.			 68,100		 1,728,378
  Corporate Executive Board Co.*347,100 (2) 	14,067,963
  CoStar Group,Inc.*		346,500 	10,346,490
  Crane Co.			273,600		 6,191,568
  EGL,Inc.*			163,500 (2)	 2,485,200
  Engineered Support
   Systems,Inc.			119,700		 5,009,445
  First Consulting Group,Inc.*	498,400		 2,327,528
  Florida East Coast
   Industries,Inc., Class B	 25,760		   641,424
  Flowserve Corp.*		407,900		 8,023,393
  FTI Consulting,Inc.*		100,100 (2)	 2,499,497
  Genesee & Wyoming,Inc.,
   Class A*			204,800		 4,212,736
  IDEX Corp.			197,500		 7,157,400
  Interpool,Inc.		336,200		 5,520,404
  Ionics,Inc.*			558,500 (2) 	12,493,645
  ITT Educational
   Services,Inc.*	      1,493,600 	43,687,800
  JLG Industries,Inc.		388,600		   642,480
  Kennametal,Inc.		233,800		 7,911,792
  Kroll,Inc.*			537,300 (2) 	14,539,338
  Labor Ready, Inc.*		454,000		 3,255,180
  Landstar System, Inc.*	 47,236		 2,968,783
  Lydall,Inc.*			234,000		 2,503,800
  Michael Baker Corp.*		305,400		 3,267,780
  Mobile Mini,Inc.*		120,000 (2)	 1,959,600
  Moore Wallace,Inc.*		502,000		 7,369,360
  MSC Industrial Direct
   Co.,Class A*			362,300		 6,485,170
  Nuco2,Inc.*			301,300 (2)	 2,835,232
  Portfolio Recovery
   Associates,Inc.*		131,000 (2)	 4,085,890
  Reliance Steel & Aluminum Co. 195,800		 4,053,060
  Sea Containers, Ltd., Class A 137,000 (2)	 1,560,430
  Sea Containers,Ltd.,Class B*	 13,890		   163,902
  Sequa Corp.,Class A*		 99,600		 3,416,280
  Sequa Corp.,Class B*		 38,300		 1,584,088
  Skywest,Inc.			474,800		 9,049,688
  Sourcecorp,Inc.*		 39,000		   842,400
  Stericycle,Inc.*		167,400 (2)	 6,441,552
  Stewart &Stevenson
   Services, Inc.		537,400		 8,464,050
  Tecumseh Products Co.,Class B 101,000		 3,734,980
  TeleTech Holdings,Inc.*	485,400		 2,053,242
  Thomas &Betts Corp.*		552,400		 7,982,180
  United Stationers, Inc.*	206,600		 7,472,722
  Volt Information
   Sciences, Inc.*		 69,350		   946,628
  Waste Connections,Inc.*	212,200 (2)	 7,437,610
  Werner Enterprises,Inc.	265,378		 5,626,014
  World Fuel Services Corp.	 86,600		 2,129,494
    Total Industrials 				306,322,221

Information Technology -19.9%
  Adtran,Inc.*			149,300 (2)	 7,657,597
  Advanced Fibre Communications,
   Inc.*			124,900		 2,032,123
  Advanced Micro
   Devices, Inc.*	      2,770,500 (2) 	17,758,905
  American Management Systems,
   Inc.*			404,800		 5,780,544
  Anaren Microwave, Inc.*	879,600		 8,241,852
  Applied Films Corp.*		119,300		 3,087,484
  Artisan Components,Inc.*	190,000		 4,295,900
  ATMI,Inc.*			424,500 (2)	10,599,765
  Avid Technology,Inc.*		192,200 (2)	 6,740,454
  BearingPoint,Inc.*	      1,004,200 (2)	 9,690,530
  Benchmark Electronics,Inc.*	135,200 (2)	 4,158,752
  Borland Software Corp.*	719,200		 7,026,584
  Cabot Microelectronics Corp.* 172,500 (2)	 8,706,075
  Centra Software,Inc.*		548,300 (2)	 1,699,730
  Ceridian Corp.*		366,200		 6,214,414
  CheckFree Corp.*		 80,700 (2)	 2,246,688
  Checkpoint Systems,Inc.*	359,900		 5,092,585
  Cognex Corp.*			167,200 (2)	 3,736,920
  Cognizant Technology Solutions
   Corp.*			389,793 (2)	 9,495,357
  Cree,Inc.*			257,600 (2)	 4,193,728
  Cymer,Inc.*			186,600 (2)	 5,889,096
  Digital River,Inc.*		143,000 (2)	 2,759,900
  Documentum,Inc.*		739,600 (2)	14,547,932



The accompanying notes are an integral part of these financial statements.

		Managers Special Equity Fund
		   	June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (continued)


Security Description 		Shares 		Value
---------------------------------------------------------
Information Technology
(continued)
  Dupont Photomasks,Inc.*	202,000 (2)	$3,803,660
  Electronics for Imaging,Inc.*	387,700		 7,866,433
  Emulex Corp.*			325,200 (2)	 7,404,804
  Entegris,Inc.*		180,200		 2,421,888
  Exar Corp.*			 35,000		   554,050
  F5 Networks,Inc.*		260,200 (2)	 4,384,370
  Fairchild Semiconductor
   International,Inc.*		968,000 (2) 	12,380,720
  Formfactor,Inc.		 20,900 (2)	   369,930
  Forrester Research,Inc.*	 58,700		   960,332
  Foundry Networks,Inc.*	548,000		 7,891,200
  Henry (Jack) & Associates,Inc.292,000		 5,194,680
  Hyperion Solutions Corp.*	270,800 (2)	 9,142,208
  Infocrossing,Inc.*		103,300 (2)	   727,232
  International Rectifier Corp.*233,800		 6,270,516
  Intersil Corp.,Class A*	189,832 (2)	 5,051,430
  Inter-Tel, Inc.		 72,700		 1,542,694
  Itron,Inc.*			180,000		 3,880,800
  Ixia*			      2,177,700 	14,002,611
  IXYS Corp.*			660,600		 5,264,982
  Kemet Corp.*			489,300		 4,941,930
  Kulicke & Soffa
   Industries,Inc.*		347,900 (2)	 2,223,081
  LTX Corp.*			271,700		 2,342,054
  Macromedia,Inc.*		214,700		 4,517,288
  Manhattan Associates,Inc.*	323,200 (2)	 8,393,504
  Mantech International Corp.,
   Class A*			181,200		 3,475,416
  Marvell Technology Group Ltd.*291,200 (2)	10,008,544
  McData Corp.*			463,400 (2)	 6,719,300
  Mercury Interactive Corp.*	227,900 (2)	 8,799,219
  Mettler Toledo
   International,Inc.*		110,500		 4,049,825
  Micrel,Inc.*			762,100 (2)	 7,918,219
  Micromuse,Inc.*		401,400		 3,207,186
  Neoware Systems,Inc.*		269,100 (2)	 4,127,994
  NetScreen Technologies,Inc.*	280,000 (2)	 6,314,000
  Newport Corp.*		103,300		 1,528,840
  O2Micro International,Ltd.*	173,900 (2)	 2,801,529
  Omnivision Technologies,Inc.*	201,300 (2)	 6,280,560
  OSI Systems,Inc.*		625,300 (2)	10,042,318
  Parametric Technology Corp.* 1,100,200 	 3,355,610
  Park Electrochemical Corp.	243,000		 4,847,850
  Pemstar,Inc.*			299,600 (2)	 1,255,324
  Photon Dynamics,Inc.*		160,000 (2)	 4,420,800
  Photronics,Inc.*		134,200		 2,341,790
  Planar Systems,Inc.*		205,700		 4,023,492
  PMC -Sierra,Inc.*		505,100		 5,924,823
  Power Integrations,Inc.*	222,200 (2)	 5,403,904
  Primus Knowledge
   Solutions,Inc.*		223,300		   292,523
  Reynolds & Reynolds Co.,The,
   Class A 			150,000		 4,284,000
  Riverstone Networks,Inc.*   1,772,706		 2,091,793
  Rogers Corp.*			153,400		 5,108,220
  SafeNet,Inc.*			152,800 (2)	 4,275,344
  Sanchez Computer Associates,
   Inc.*			538,400		 2,799,680
  Sandisk Corp.*		377,600 (2)	15,236,160
  Silicon Laboratories,Inc.*	271,900 (2)	 7,243,416
  Skyworks Solutions,Inc.*	763,169 (2)	 5,166,654
  Sohu.com,Inc.*		115,000		 3,928,400
  Synopsys,Inc.*		215,000 (2)	13,297,750
  Tech Data Corp.*		215,700 (2)	 5,761,347
  Tier Technologies,Inc.*	396,900		 3,075,975
  Tollgrade Communications,Inc.*250,900		 4,679,285
  Ultratech Stepper,Inc.*	328,100		 6,066,569
  Varian Semiconductor Equipment
   Associates,Inc.*		151,000		 4,493,760
  Verint Systems,Inc.*		165,100		 4,195,191
  Vishay Intertechnology,Inc.*	250,000		 3,300,000
    Total Information Technology 		475,327,922

Materials -4.9%
  Airgas,Inc.*			635,800 	10,649,650
  AK Steel Holding Corp.*     4,066,800 (2) 	14,721,816
  Longview Fibre Co.	      1,026,900 	 8,420,580
  Martin Marietta
   Materials,Inc.		 52,100 (2)	 1,751,081
  Massey Energy Co.	      1,500,000 	19,725,000
  Minerals Technologies,Inc.    204,800 	 9,965,568
  RTI International Metals,Inc.*397,030 	 4,299,835
  Scotts Co.,The,Class A*	143,300		 7,093,350
  Spartech Corp.		293,500		 6,225,135
  Stillwater Mining Co.*      1,592,300		 8,184,422
  United States Steel Corp.   1,425,100 (2) 	23,328,887
  USEC,Inc.			505,000		 3,545,100
    Total Materials 			       117,910,424

Telecommunication Services -0.4%
  At Road,Inc.*			 87,000 (2)	   950,040
  General Communication,Inc.,
   Class A*			878,100		 7,604,346
    Total Telecommunication Services		 8,554,386

Utilities -2.7%
  Avista Corp.		      1,202,200 	17,011,130
  El Paso Electric Co.*		808,900		 9,973,737
  PNM Resources,Inc.		 31,000		   829,250
  Reliant Resources,Inc.*     3,849,300 	23,596,209
  Sierra Pacific Resources    2,096,800 (2) 	12,454,992
  Texas Genco Holdings,Inc.*	 75,900		 1,764,675
    Total Utilities 				65,629,993

Total Common Stocks
(cost $1,897,833,097)			     2,222,811,103
					    --------------
Short-Term Investments -26.5%1
Other Investment Companies -20.4%
  AIM Liquid Assets, 1.15%	 27,166		    27,166
  Bank of New York
  Institutional Cash Reserves
   Fund, 1.25% (3)	    309,874,978        309,874,978
JPMorgan Liquid Assets Money
  Market Fund, Institutional
  Class shares, 1.10%	     24,959,350         24,959,350
JPMorgan Prime Money Market
  Fund,Institutional Class
  Shares, 1.03% 	    154,539,889        154,539,889
    Total Other Investment Companies           489,401,383
			   ------------
			    Principal
			     Amount
			   ------------

Other Short-Term Investments -6.1% (3)
  due 07/01/03 to 08/15/03,
   1.02% to 1.43%	  $ 145,223,684        145,223,684

Total Short-Term Investments
(cost $634,625,067)			       634,625,067

Total Investments -119.3%
(cost $2,532,458,164)                        2,857,436,170
					    --------------
Other Assets, less Liabilities -(19.3)%       (462,884,022)
					    --------------
Net Assets -100.0%                          $2,394,552,148
					    ==============



The accompanying notes are an integral part of these financial statements.

		Managers International Equity Fund
		   	  June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (unaudited)


Security Description 		Shares 		Value
---------------------------------------------------------
Common Stocks -93.4%
Consumer Discretionary -19.2%
  Autoliv,Inc.(Sweden)		 93,700 	$ 2,522,483
  British Sky Broadcasting PLC
   (United Kingdom)		219,405		  2,431,156
  DaimlerChrylser Ag (Germany)	 30,800		  1,075,229
  Electrolux AB,
   Series B (Sweden)		 47,600		    939,519
  EMI Group
   PLC (United Kingdom)		766,800		  1,543,697
  Eniro AB (Sweden)		158,800		  1,358,884
  George Wimpey PLC
   (United Kingdom)		154,000		    749,658
  GUS PLC (United Kingdom)	135,501		  1,518,212
  Honda Motor Co.,Ltd.(Japan)	 70,000		  2,652,509
  Intercontinental Hotels Group
   PLC (United Kingdom)		128,135		    909,194
  Magna International,
   Inc.(Canada)			 34,000		  2,270,337
  Medion AG (Germany)		 31,600 (2)	  1,373,866
  Modern Times
   Group AB (Sweden)		163,000		  2,504,575
  News Corp.,Ltd.,The
   (Australia)			478,700		  3,595,652
  Nissan Motor Co.,Ltd.(Japan)	438,000		  4,187,583
  Pearson PLC (United Kingdom)	172,176		  1,608,086
  Persimmon PLC (United Kingdom) 94,800		    746,186
  Peugeot SA (France)		 46,900		  2,278,189
  Pioneer Corp.(Japan)		 39,300		    883,698
  Porsche AG pfd (Germany)	  5,400		  2,288,214
  Reed Elsevier PLC
   (United Kingdom)		117,476		    977,497
  Societe Television
   Francaise 1 (France)		 53,000		  1,631,125
  Sogecable,S.A.(Spain)		 93,900 (2)	  1,770,579
  Toyota Motor Corp.(Japan)	 78,700		  2,038,368
  Volkswagen AG (Germany)	 72,500		  3,064,647
  Whitbread PLC (United Kingdom)210,000 	  2,349,466
  Yamaha Corp.(Japan)		 44,300		    607,268
    Total Consumer Discretionary		 49,875,877

Consumer Staples -2.5%
  Diageo PLC (United Kingdom)	130,817		  1,396,654
  Foster's Group,
   Ltd.(Australia)		471,600		  1,331,533
  Molson, Inc. (Canada)		 65,300		  1,753,668
  Nippon Meat Packers,
   Inc.(Japan)			 67,000		    632,755
  Unilever PLC (United Kingdom) 168,568		  1,342,124
    Total Consumer Staples			  6,456,734

Energy -8.3%
  CNOOC,Ltd.(Hong Kong)	      1,444,000		  2,129,479
  EnCana Corp.(Canada)		 53,434		  2,033,146
  Eni SpA (Italy)		250,700 (2)	  3,791,549
  Frontline,Ltd.(Bermuda)	 88,500		  1,262,814
  Lukoil, Sponsored
   ADR (Russia)(a)		  5,800		    458,200
  Petro-Canada (Canada)		 52,000		  2,065,075
  Petroleo Brasileiro SA,
   Sponsored ADR (Brazil)	121,000		  2,148,960
  Saipem SpA (Italy)		169,900		  1,272,089
  Shell Transport & Trading Co.,
   PLC (United Kingdom)		287,784		  1,899,533
  Talisman Energy,Inc.(Canada)   61,800		  2,784,645
  Total SA (France)		 12,136		  1,834,037
    Total Energy				 21,679,527

Financials -19.8%
  Allied Irish Banks
   PLC (Ireland)		 36,600		    550,171
  AMB Generali Holding AG
   (Germany)			 15,400		  1,009,795
  Assurances Generales de France
   (France)			 90,400 (2)	  3,723,715
  Axa (France)			126,600		  1,964,109
  Bank of East Asia
   Ltd.(Hong Kong)		542,000		  1,070,356
  Bank of Ireland (Ireland)	 46,100		    556,391
  Bank of Nova Scotia (Canada)	 89,964		  3,979,272
  Barclays PLC (United Kingdom) 408,300		  3,031,881
  BNP Paribas (France)		 35,900		  1,824,250
  Credit Agricole SA (France)	 16,400		    311,687
  Daiwa Securities
   Group, Inc.(Japan)		 66,000		    379,263
  DBS Group Holdings,Ltd.
   (Singapore)			159,000		    929,983
  Deutsche Boerse AG (Germany)	 36,270 (2)	  1,921,355
  Great-West Lifeco,Inc.(Canada) 42,600		  1,222,741
  Hang Seng Bank Ltd.(Hong Kong) 85,800		    907,715
  Hannover Rueckversicherungs -
   AG (Germany)			  7,300		    188,617
  HSBC Holdings PLC (Hong Kong)   7,224		     85,690
  Kookmin Bank (South Korea)	 69,074		  2,081,761
  Mitsubishi Estate
   Co., Ltd. (Japan)		200,000		  1,354,154
  Mitsui Fudosan
   Co., Ltd. (Japan)		183,000		  1,168,944
  Nikko Cordial Corp.(Japan)	125,000		    501,770
  Nomura Holdings,Inc.(Japan)	118,000		  1,497,664
  Promise Co.,Ltd.(Japan)	 37,500		  1,402,249
  QBE Insurance Group,Ltd.
   (Australia)			147,600		    922,568
  Royal & Sun Alliance Insurance
   Group PLC (United Kingdom) 1,229,300		  2,814,564
  Royal Bank of Canada (Canada)  44,000		  1,858,120
  Royal Bank of Scotland Group
   PLC (United Kingdom)		 63,530		  1,782,165
  Shinhan Financial Group Co.,
   Ltd.(South Korea)		161,000		  1,678,066
  Societe Generale (France)	 29,300		  1,857,305
  Sun Hung Kai Properties,Ltd.
   (Hong Kong)			196,000		    990,286
  Swiss Reinsurance
   (Switzerland)		 20,895		  1,157,705
  Takefuji Corp. (Japan)	 41,800		  2,168,761
  UBS AG (Switzerland)		 47,000		  2,614,485
  Willis Group Holdings,Ltd.
   (United Kingdom)		 62,400		  1,918,800
    Total Financials 				 51,426,358

Health Care -5.5%
  Alcon, Inc. (Switzerland)*	 20,400		    932,280
  Amersham PLC (United Kingdom) 157,500		  1,181,880
  Aventis SA (France)		 22,164		  1,218,650
  Aventis SA (France)		 30,900		  1,700,048
  Cochlear Ltd.(Australia)	  4,800		    103,978
  GlaxoSmithKline PLC
   (United Kingdom)		112,005		  2,260,394
  Novartis AG (Switzerland)	 29,757		  1,177,495
  Schering AG (Germany)		 23,879 (2)	  1,167,612
  Serono SA (Switzerland)	  3,580		  2,103,784
  Smith & Nephew PLC
   (United Kingdom)		179,300		  1,030,366
  Yamanouchi Pharmaceutical
   Co., Ltd. (Japan)		 59,000		  1,537,955
    Total Health Care 				 14,414,442

Industrials -8.5%
  Adecco SA (Switzerland)	 20,500		    844,487
  Amadeus Global Travel
   Distribution SA,
    Class A (Spain)		225,800		  1,293,901
  Autoroutes du sud de la
   France (France)		 45,905		  1,341,604
  BAA PLC (United Kingdom)	 17,432		    141,093
  Canadian National Railway Co.
   (Canada)			 12,900		    622,554
  Capita Group PLC
   (United Kingdom)		258,300		    963,281
  Dai Nippon Printing Co.,Ltd.
   (Japan)			142,900		  1,511,414
  Empresa Brasileira de
   Aeronautica SA (Brazil)	 41,000		    783,100
  FANUC,Ltd.(Japan)		 34,800		  1,724,422
  Grupo Dragados SA (Spain)	146,958		  2,958,365
  Hutchison Whampoa,Ltd.
   (Hong Kong)			314,000		  1,912,633




The accompanying notes are an integral part of these financial statements.

		Managers International Equity Fund
		   	  June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (continued)


Security Description 		Shares 		Value
---------------------------------------------------------
Financials (continued)
  Konica Corp.(Japan)		205,700		$2,341,802
  Qantas Airways,Ltd.
   (Australia) 			209,649		   459,766
  RT Group PLC (United Kingdom)	360,539		   309,368
  Singapore Airlines Ltd.
   (Singapore)			 43,000		   253,947
  Technip-Coflexip sp
   ADR (France)			 18,600		 1,627,588
  Thk Co.,Ltd.(Japan)		 10,900		   146,695
  TPG NV (Netherlands)		 39,700		   689,317
  Vinci SA (France)		 22,960		 1,549,018
  Volvo Ab,Class B (Sweden)	 20,600		   452,920
    Total Industrials 				21,927,275

Information Technology -7.5%
  Canon,Inc.(Japan)		175,500		 8,053,342
  Compal Electronics,
   Inc. (Taiwan)		512,120 (2)	 3,432,894
  Flextronics International, Ltd.
  (Singapore)*			 98,700		 1,025,493
  Fuji Photo Film Co.,
   Ltd. (Japan)			 49,000		 1,416,032
  Infineon Technologies AG
   (Germany)			151,300		 1,462,944
  Omron Corp. (Japan)		 20,000		   337,289
  STMicroelectronics
   NV (Switzerland)		 34,162 (2)	   716,342
  TDK Corp.(Japan)		 21,200		 1,046,979
  Yahoo Japan Corp. (Japan)	    115		 1,867,582
    Total Information Technology 		19,358,897

Materials -15.4%
  Alcan,Inc.(Canada)		 10,804		   334,039
  Alumina, Ltd. (Australia)	359,700		   981,818
  Anglo American Platinum Corp.,
   Ltd.,ADR (South Africa)	 24,976		   786,527
  Aracruz Celulose SA (Brazil)   59,300 (2)	 1,248,858
  Arcelor (Luxembourg)		326,300 (2)	 3,799,545
  Barrick Gold Corp.(Canada)	 23,900		   421,977
  Bayer AG (Germany)		 96,740		 2,241,836
  BHP Billiton,Ltd.(Australia)	404,200		 2,342,104
  BOC Group PLC (United Kingdom)110,739		 1,420,762
  Cemex SA de CV (Mexico)	111,618 (2)	 2,487,965
  Cia de Minas Buenaventura
   SA (Peru)			 42,100		 1,266,789
  DSM NV (Netherlands)		101,200		 4,267,365
  Gold Fields,
   Ltd. (South Africa)		153,300		 1,828,373
  Goldcorp, Inc. (Canada)	 90,500		 1,079,006
  Harmony Gold Mining Co.,Ltd.
   (South Africa)		 44,100		   578,409
  HeidelbergCement AG (Germany)	 25,312		   558,671
  Impala Platinum Holdings,Ltd.
   (South Africa)		 24,400 (2)	   724,526
  Inco,Ltd.(Canada)		 38,600		   810,493
  Meridian Gold, Inc. (Canada)	 63,400		   718,572
  Placer Dome, Inc. (Canada)	174,300		 2,116,615
  POSCO (South Korea)		 12,000		 1,245,710
  Rio Tinto PLC (United Kingdom) 81,089		 1,525,411
  Shin-Etsu Chemical Co. ,
   Ltd. (Japan)			 40,800		 1,393,129
  Stillwater Mining
   Co. (United States)*		 94,300		   484,702
  Svenska Cellulosa AB (Sweden)  71,300		 2,436,061
  Syngenta AG (Switzerland)	 20,378		 1,021,495
  Teijin,Ltd.(Japan)		381,000		   951,905
  WMC Resources,Ltd. (Australia 359,700		   846,728
    Total Materials 				39,919,391

Telecommunication Services -6.0%
  Cable &Wireless PLC
  (United Kingdom)		867,101		 1,616,845
  China Mobile Ltd.(Hong Kong)	369,000		   870,668
  NTT DoCoMo, Inc. (Japan)	  1,262		 2,732,625
  Orange SA (France)		 67,000		   594,745
  TDC A/S (Denmark)		 75,487		 2,257,575
  Telecom Italia Mobile
   SpA (Italy)			342,900		 1,689,279
  Vodafone Group PLC
   (United Kingdom)	      2,913,412		 5,696,925
    Total Telecommunication Services 		15,458,662

Utilities -0.7%
  CLP Holdings Ltd. (Hong Kong) 329,000		 1,438,662
  E.ON AG (Germany)		  5,410		   278,138
    Total Utilities 				 1,716,800

Total Common Stocks
(cost $232,335,500)				242,233,963
						-----------
				-----------
Convertible Bonds - 2.0%	Principal
ASM Lithography Holding NV,	Amount
  4.250%, 11/30/04		-----------
  (Netherlands)(a)		800,000 (2)	   791,040
Carlton Communications,PLC,
  2.250%, 01/04/07
  (United Kingdom)		706,000		   787,228
France Telecom SA, 2.000%,
  01/01/04 (France)		344,822		   398,730
France Telecom SA, 4.000%,
  11/29/05 (France)		325,000		   379,281
Havas,4.000%, 12/01/08 (France) 73,460 	   	   927,941
Royal KPN NV, 3.500%,
  11/24/05 (Netherlands)	693,000		   797,959
Verenigd Bezit VNU NV,
  1.750%, 11/15/04 (a)		610,000		   771,423
Vivendi Universal SA,1.000%,
  07/05/03 (France)		235,661		   281,785
    Total Convertible Bonds
     (cost $3,921,748)				 5,135,387

Short-Term Investments -9.4% (1)
Other Investment Companies -7.8% -------
  Bank of New York Institutional  Shares
   Cash Reserves 		  -------
   Fund, 1.25% (3)	     15,423,528 	15,423,528
JPMorgan Liquid Assets Money
  Market Fund,Institutional Class
  Shares, 1.10% 		    294		       294
JPMorgan Prime Money Market
  Fund, Institutional Class
   Shares, 1.03%	      4,828,574		 4,828,574
    Total Other Investment Companies 		20,252,396

Other Short-Term Investments -1.6% (3)
due 07/01/03 to 08/15/03,
  1.18% to 1.43% 	      4,246,720		 4,246,720
    Total Short-Term Investments
    (cost $24,499,116)				24,499,116

Total Investments -104.8%
(cost $260,756,364)			       271,868,466
					       ------------
Other Assets,less Liabilities -(4.8)%	       (12,495,194)
					       ------------
Net Assets -100.0%			       $259,373,272
					       ============


The accompanying notes are an integral part of these financial statements.

		Managers Emerging Markets Equity Fund
		   	  June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (unaudited)


Security Description 		Shares 		Value
---------------------------------------------------------
Common Stocks -92.2%
Consumer Discretionary -9.7%
  Consorcio ARA SA de
   CV (Mexico)			266,000 	$ 529,499
  Fountain Set Holdings,Ltd.
   (Hong Kong)			778,313		  693,661
  Genting Berhad (Malaysia)	124,600		  491,842
  Vestel Elektronik Sanayi
   (Turkey)		    294,100,000		  741,603
    Total Consumer Discretionary 		2,456,605

Consumer Staples -10.6%
  Coca-Cola Femsa,S.A.de C.V.,
   Sponsored ADR (Mexico)	 22,880		  491,920
  Companhia de Bebidas das
   Americas, pr ADR (Brazil)	 24,800		  504,680
  Indofood Sukses Makmur Tbk PT
   (Indonesia)		      6,060,000		  624,364
  IOI Corp., Berhad (Malaysia)  416,000		  624,000
  LG Household & Health Care,Ltd.
   (South Korea)		 16,500		  426,141
  Palmco Holdings,
   Berhad (Malaysia)		    416		      651
    Total Consumer Staples 			2,671,756

Energy -4.2%
  Petroleo Brasileiro S.A.-
   ADR (Brazil)			 28,400		  561,184
  YUKOS,ADR (Russia)		  9,125 (2)       511,000
    Total Energy 				1,072,184

Financials -22.1%
  ABSA Group,Ltd.(South Africa) 170,000 	  795,446
  Bangkok Bank Pcl.(Thailand)	301,700		  484,414
  Cheung Kong Holdings,Ltd.
   (Hong Kong)			 85,000		  511,211
  Fubon Financial Holding Co.,Ltd.
   (Taiwan)			590,000		  472,205
  Grupo Financiero BBVA Bancomer,
   S.A.de C.V.,Class B 		680,000		  576,017
  HDFC Bank,Ltd.(India)*	 28,000		  525,000
  Kookmin Bank,Sponsored ADR
   (South Korea)		 21,257 (2)	  643,024
  OTP Bank Rt.(Hungary)		 40,000		  386,432
  PT Bank Mandiri (Indonesia) 1,113,000		   91,064
  Sanlam,Ltd.(South Africa)	820,000		  764,314
  SM Prime Holdings,Inc.
   (Philippines)	      3,000,000		  331,182
    Total Financials 				5,580,309

Health Care -4.5%
  Ranbaxy Laboratories,Ltd.,GDR,
   (India)			 24,560		  414,804
  Ranbaxy Laboratories,Ltd., GDR,
   (India) (a)			 10,440		  176,325
  Teva Pharmaceutical Ind., Ltd.,
   Sponsored ADR (Israel)	  9,800 (2)	  557,914
    Total Health Care 				1,149,043

Industrials -6.4%
  China Merchants Holdings International
   Co., Ltd. (Hong Kong)	694,000		  618,518
  China Southern Airlines Co.,Ltd.
   (China)		      1,096,000 (2)	  288,120
  Empresa Brasileira de Aeronautica
   SA (Brazil)			 37,850		  722,935
    Total Industrials 				1,629,573

Information Technology -10.8%
  Hon Hai Precision Ind.(Taiwan)155,000 	  562,049
  Mediatek,Inc.(Taiwan)		 58,000 	  581,508
  Samsung Electronics Co.,Ltd.,GDR,
   (South Korea)(a)		  6,670 (2)	  991,146
  Taiwan Semiconductor Manufacturing
   Co., Ltd. (Taiwan)		360,000		  592,892
    Total Information Technology 		2,727,595

Materials -12.7%
  Anglo American PLC
   (United Kingdom)		 20,000		  305,275
  Hindalco Ind., Ltd., Sponsored
   GDR, (India) (a)		 40,000		  641,232
  KGHM Polska Miedz SA (Poland) 157,000		  577,139
  POSCO,ADR (South Korea)	 34,200		  895,698
  Siam Cement Public Co., Ltd.,
   The (Thailand)		200,000 (2)	  799,239
    Total Materials 				3,218,583

Telecommunication Services -11.2%
  Brasil Telecom Participacoes SA
   (Brazil)			 16,950 (2)	  634,778
  Compania de Telecomunicaciones
   de Chile S.A.,Sponsored ADR 	 30,000		  356,313
  SK Telecom Co.,Ltd.,ADR
   (South Korea)		 44,000 (2)	  829,840
  Telekomunikasi Indonesia Tbk
   PT (Indonesia)		 55,000 (2)	  616,000
  Turkcell Iletisim Hizmetleri A.S.
   (Turkey)		     60,000,000 	  402,045
    Total Telecommunication Services 		2,838,976

Total Common Stocks
(cost $19,620,644)			       23,344,624
					      ------------
Other Investment Companies -23.0% (1)
Bank of New York Institutional Cash
  Reserves Fund, 1.25% (3)    5,106,487 	5,106,487
JPMorgan Prime Money Market
  Fund,Institutional Class
  Shares, 1.03% 		725,532		  725,532
    Total Other Investment Companies
     (cost $5,832,019)				5,832,019
Total Investments -123.2%
(cost $25,452,663)			       29,176,643
					      ------------
Other Assets,less Liabilities -(23.2)%         (5,484,849)
					      ------------
Net Assets -100.0%			      $ 23,691,794
					      ============


The accompanying notes are an integral part of these financial statements.

		Managers Intermediate Bond Fund
		   	  June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (unaudited)


					Principal
Security Description 			Amount 		Value
---------------------------------------------------------------
U.S.Government and Agency Obligations -105.9%
U.S.Government Agency Obligations -54.5%
  FNMA, 2.875%, 10/15/05		775,000		$ 798,138
  FNMA, 3.250%, 01/15/08 		750,000 (2)	  775,154
  FNMA, 4.375%, 10/15/06 		200,000 (2)	  215,495
    Total U.S.Government Agency Obligations 		1,788,787

U.S.Treasury Notes -51.4%
  USTN, 3.000%, 02/15/08 		750,000 (2)	  771,767
  USTN, 3.500%, 11/15/06 		425,000 (2)	  447,993
  USTN, 5.750%, 11/15/05		425,000		  467,749
    Total U.S.Treasury Notes 				1,687,509
     Total U.S.Government and Agency
      Obligations (cost $3,431,448)			3,476,296

Other Investment Company -62.4%   (1) ---------
Bank of New York Institutional Cash   Shares
  Reserves Fund, 1.25% (3)	      ---------
   				      2,048,070		2,048,070
    Total Investments -168.3%
    (cost $5,479,518)					5,524,366
						       -----------
Other Assets,less Liabilities - (68.3)%		       (2,241,059)
						       -----------
Net Assets -100.0%				       $ 3,283,307
						       ===========



The accompanying notes are an integral part of these financial statements.

			Managers Bond Fund
		   	   June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (unaudited)


					Principal
Security Description 			Amount 		Value
---------------------------------------------------------------
Corporate Bonds -41.5%
Asset-Backed Security -2.4%
  Bank of America-First Union National
   Bank Commercial Mortgage,Series 2001-3,
   Class A2, 5.464%, 04/11/37 		$1,500,000	$1,657,766
  Community Program Loan Trust,
   Series 87-A, Class
   A4, 4.500%, 10/01/18 		   266,494	   273,330
  Community Program Loan Trust, Series
   87-A, Class A5, 4.500%, 04/01/29      2,475,000 	 2,171,535
    Total Asset-Backed Security 			 4,102,631

Convertible Bonds -4.7%
  Analog Devices,Inc., 4.750%, 10/01/05  3,064,000 (2)   3,117,620
  Devon Energy Corp., 4.900%, 08/15/08   1,250,000       1,275,000
  Devon Energy Corp., 4.950%, 08/15/08   1,692,000       1,719,495
  Loews Corp.,
   3.125%, 09/15/07 			 1,920,000	 1,800,000
    Total convertible Bonds 				 7,912,115

Finance -9.8%
  AON Corp. 7.375%, 12/14/12 		   600,000 	   723,767
  Capital One Bank, 6.700%, 05/15/08 	   982,000 	 1,063,330
  EOP Operating LP, 6.750%, 02/15/12 	   500,000	   569,499
  First Industrial L.P.,7.600%, 07/15/28 1,750,000 	 1,930,450
  First Industrial LP.,
   Medium Term, 7.500%, 12/01/17 	 1,145,000 	 1,367,603
  Ford Motor Credit Co.,
   5.800%, 01/12/09 			   150,000 (2)	   149,079
  Ford Motor Credit Co., 7.250%,
   02/22/05 GBP 			   650,000	 1,091,467
  General Motors Acceptance Corp.,
   6.875% , 08/15/11 			   250,000	   250,834
  General Motors Acceptance Corp.,
   7.000%, 12/07/05 		   GBP 	   250,000         419,547
  General Motors Acceptance Corp.,
   7.500%, 12/01/06 		   NZD   1,000,000         581,819
  General Motors Acceptance International
   Finance BV, 8.000%, 03/14/07    NZD     950,000         561,433
  Highwoods Properties,Inc.,
   7.500%, 04/15/18 			 2,250,000 	 2,168,084
  KeyCorp Capital II, 6.875%, 03/17/29     500,000 (2)     555,703
  Loews Corp., 7.000%, 10/15/23 	   150,000         153,230
  New Plan Excel Realty Trust,
   5.875%, 06/15/07 			 1,250,000 	 1,339,511
  NiSource Finance Corp., 6.150%,
   03/01/13 				 1,250,000	 1,341,768
  Provident Co.,Inc., 7.250%, 03/15/28     250,000         246,250
  Spieker Properties, Inc.,
   7.350%, 12/01/17 			   250,000 	   302,443
  Trinet Corporate Realty Trust,
   7.700%, 07/15/17 			   500,000	   516,250
  UnumProvident Corp., 6.750%, 12/15/28  1,000,000         950,000
  UnumProvident Corp., 7.375%, 06/15/32    300,000         297,000
    Total Finance 					16,579,067

Industrials -21.3%
  American Airline, Series 01-2,
   6.978%, 04/01/11 			 2,373,755 (2)	 2,331,653
  American Airlines, Inc., 8.608%,
   04/01/11 				   125,000 (2)	    87,338
  Anthem,Inc., 6.800%, 08/01/12 	 1,000,000 	 1,167,458
  American President, Ltd., 8.000%,
   01/15/24 				   250,000 	   160,000
  Arrow Electronics,Inc., 6.875%, 07/01/13 500,000	   495,192
  Bausch &Lomb,Inc., 7.125%, 08/01/28 	   500,000 (2)	   479,375
  Clear Channel Communications,
   4.250%, 05/15/09 			 1,500,000 	 1,518,749
  Clear Channel Communications,
   5.750%, 01/15/13 			   500,000	   540,757
  Continental Airlines Inc.,
   Series 991A, 6.545%, 02/02/19 	   326,644 	   316,394
  Continental Airlines, Inc., Series
   01-1, 6.703%, 06/15/21 		   465,578         451,324
  Dell Computer Corp., 7.100%, 04/15/28    850,000       1,044,705
  Delphi Corp., 7.125%, 05/01/29	 1,950,000 (2)	 1,950,872
  Delta Airlines, 8.300%, 12/15/29 	   500,000 	   352,500
  Foot Locker, Inc., 8.500%, 01/15/22      570,000         593,513
  Ford Motor Co., 6.375%, 02/01/29 	 2,500,000 	 2,021,365
  General Motors Corp., 6.750%, 05/01/28   500,000         422,609
  Georgia-Pacific Corp., 7.250%, 06/01/28  500,000         437,500
  Georgia-Pacific Corp., 7.750%, 11/15/29  925,000         837,125
  HCA,Inc., 6.250%, 02/15/13 		 1,690,000 (2) 	 1,722,857
  HCA,Inc., 7.050%, 12/01/27 		   900,000 	   872,459
  HCA,Inc., 7.580%, 09/15/25 		   125,000	   130,175
  Health Care Property, Inc.,
   6.000%, 03/01/15 			 1,500,000	 1,555,044
  International Telecom Satellite,
   7.625%,04/15/12 			 1,000,000 	 1,132,924
  JC Penney Co.,Inc., 8.250%, 08/15/22     150,000         147,000
  Kellwood Co., 7.625%, 10/15/17 	   250,000         241,250
  Lowe's Co., Inc., 6.875%, 02/15/28       500,000	   586,807
  Motorola,Inc., 5.800%, 10/15/08	   250,000	   268,125
  Motorola,Inc., 7.625%, 11/15/10 	   375,000	   440,625
  Motorola,Inc., 8.000%, 11/01/11 	 1,075,000 (2)	 1,281,938
  Pulte Homes, Inc., 7.625%, 10/15/17      500,000         616,618



The accompanying notes are an integral part of these financial statements.

			Managers Bond Fund
		   	   June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (continued)


					Principal
Security Description 			Amount 		Value
---------------------------------------------------------------
Industrials (continued)
  Raytheon Co., 6.400%, 12/15/18	$ 400,000	$ 450,010
  Raytheon Co., 7.000%, 11/01/28	1,500,000	1,706,726
  Raytheon Co., 7.200%, 08/15/27	  800,000	  931,683
  Sears Roebuck Acceptance
   Corp.,6.500%, 12/01/28 		2,100,000 	2,188,187
  Sears Roebuck Acceptance Corp.,
   6.700%, 04/15/12			  200,000 (2)	  225,713
  Sears Roebuck Acceptance Corp., 6.875%,
   10/15/17				  750,000 (2)	  853,856
  Sprint Capital Corp., 6.875%,
   11/15/28 				2,300,000 	2,307,441
  Sprint Capital Corp., 6.900%, 05/01/19  500,000         523,724
  Time Warner,Inc., 6.625%, 05/15/29 	1,750,000 	1,804,462
  Westvaco Corp., 7.000%, 08/15/23	  350,000	  359,636
  Weyerhaeuser Co., 6.950%, 10/01/27	  250,000	  272,578
    Total Industrials 					35,828,263

Utility -3.3%
  Constellation Energy Group Inc.,
   4.550%, 06/15/15			  175,000 (2)	  167,064
  Constellation Energy Group, Inc.,
   6.125%, 09/01/09 			1,100,000	1,237,093
  EL Paso Corp., 6.750%, 05/15/09	  250,000 (2)	  228,750
  El Paso Corp., 6.950%, 06/01/28 	  300,000	  238,500
  EL Paso Corp., 7.000%, 05/15/11	  500,000 (2) 	  455,000
  Global Marine,Inc., 7.000%, 06/01/28 	  250,000 	  283,151
  KN Capital Trust III, 7.630%, 04/15/28  250,000         282,271
  MidAmerican Energy Holdings,
   5.875%, 10/01/12 			  750,000         822,540
  Southern Natural Gas Co., 7.350%,
   02/15/31 				1,000,000 	1,017,500
  Tennessee Gas Pipeline Co.,
   7.500%, 04/01/17			  250,000 (2)	  256,875
  Transocean,Inc., 7.375%, 04/15/18	  500,000	  626,985
    Total Utility 					5,615,728
	Total Corporate Bonds (cost $64,009,544)	70,037,804

Foreign Corporate Obligations -8.4%
  AT&T Corp., 6.000%, 11/21/06 EUR	  200,000	  244,026
  Cerro Negro Finance Ltd.,
   7.900%, 12/01/20 (a) 		  500,000	  407,500
  Empresa Nacional de Electricidad,
   Yankee, 7.875%, 02/01/27 		1,150,000	1,035,460
  Enersis SA, 6.900%, 12/01/06		  500,000 (2)	  510,460
  Enersis SA, Yankee, 7.400%, 12/01/16    225,000 (2)     221,618
  International Bank for Reconstruction
   & Development, 0.000%,
   08/20/07 (4) 		NZD 	4,800,000 	2,265,829
  Macmillan Bloedel Ltd.,
   7.700%, 02/15/26 			1,350,000 	1,494,658
  Petroleos Mexicanos, 8.625%,
   12/01/23 (a)				  950,000 	1,087,750
  PDVSA Finance Ltd., Series 98-1,
   7.400%, 08/15/16			  300,000	  244,500
  PDVSA Finance Ltd., Series 98-1,
   7.500%, 11/15/28 			1,000,000	  785,000
  Pf Export Rec Master Trust, 6.436%,
   06/01/15 (a) 			1,000,000 (2)	1,016,000
  Samsung Electronics Co., Ltd., 7.700%,
   10/01/27 (a)				1,800,000 	1,950,656
  Teck Cominco Ltd., 7.000%, 09/15/12	1,000,000 	1,071,250
  Telekom Malaysia Berhad, 7.875%,
   08/01/25 (a)				  250,000	  282,648
  Tenaga Nasional Berhad, 7.500%,
   11/01/25 (a)				1,500,000 	1,628,603
    Total Foreign Corporate Obligations
     (cost $12,705,406)					14,245,958

Foreign Government and Agency Obligations -6.9%
  British Columbia Province, General Residual,
   0.000%, 06/18/29 		CAD	2,500,000 	  416,118
  British Columbia Province, General Residual,
   0.000%, 08/23/24 		CAD	7,425,000 	1,636,642
  Canadian Government, 4.500%,
   09/01/07 			CAD	  665,000	  506,061
  Kingdom of Norway, 6.750%,
   01/15/07 			NOK    21,160,000 	3,209,880
  Kommunekredit, 5.000%, 06/07/06 NOK   1,600,000 	  228,483
  Mexico Government, 7.500%, 01/14/12 	1,250,000 (2)	1,431,250
  New Zealand Government, 6.000%,
   11/15/11 			NZD	  500,000	  305,925
  Ontario Hydro, 0.000%,
   10/15/21 (4) CAD 			1,700,000 	  447,286
  Province of Alberta, Series CS,
   Sinking Fund, 5.930%, 09/16/16 CAD	  224,551 	  178,656
  Province of Manitoba, 6.500%,
   09/22/17 CAD 			1,800,000 	1,519,233
  Republic of South Africa,
   10.000%, 02/28/08 		ZAR 	2,500,000 	  347,732
  Republic of South Africa, Yankee,
   8.500%, 06/23/17 			1,175,000	1,452,594
    Total Foreign Government and Agency
     (cost $9,598,210)					11,679,860

U.S.Government and Agency Obligations -36.8%
  U.S.Government Agency Obligations -35.1%
   FHLMC,4.625%,02/15/07 EUR 1,750,000 2,140,476
   FHLMC,5.500%,09/15/11 5,090,000 2 5,770,691
   FHLMC,5.750%01/15/12 3,000,000 3,451,698
   FHLMC,5.750%,03/15/09 10,200,000 2 11,715,853
   FHLMC,6.000%,11/15/28 1,060,000 1,078,082




The accompanying notes are an integral part of these financial statements.

			Managers Bond Fund
		   	   June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (continued)


					Principal
Security Description 			Amount 		Value
---------------------------------------------------------------
  U.S.Government Agency Obligations (continued)
   FNMA, 3.250%, 01/15/08 	      $ 3,000,000 (2) $ 3,100,614
   FNMA, 4.250%, 07/15/07 		3,000,000 (2)   3,228,264
   FNMA, 5.250%, 01/15/09 		9,940,000 (2)  11,160,841
   FNMA, 5.375%, 11/15/11 		4,050,000 (2)   4,555,152
   FNMA, 5.500%, 03/15/11 		2,500,000 (2)   2,836,337
   FNMA, 5.750%, 02/15/08 		8,350,000       9,527,083
   FNMA, 6.000%, 07/01/29 		  100,785 	  104,926
   GNMA, Gold, 5.000%, 12/01/31		  443,632	  451,446
    Total U.S.Government Agency Obligations            59,121,463

U.S.Treasury Notes -1.7%
  USTN, 5.750%, 08/15/10 		2,500,000 (2)   2,926,270
   Total U.S.Government and Agency Obligations
    (cost $59,285,993)			_______	       62,047,733
					 Shares
Preferred Stocks -4.1%			-------
  Entergy Louisiana, Inc., 4.440% 	   226 	   	   13,821
  Entergy New Orleans,Inc., 4.750%	   482 		   31,601
  Equity Residential Properties, 7.250% 18,300     	  466,467
  International Paper Co., 5.250%, (a) 100,000 (2)	4,900,000
  Newell Financial Trust I, 5.250%      25,000 (2)	1,184,375
  Union Electric Co., 3.500%		   350 		   25,900
  Wisconsin Electric Power Co., 3.600%	 3,746 		  219,141
    Total Preferred Stocks (cost $6,641,133)		6,841,305

Common Stock -0.3%
  Magna International, Inc.
  (cost $476,933)			  6,732 (2)	  452,862

Short-Term Investments -28.4%1
  Other Investment Companies -20.2%
   Bank of New York Institutional Cash
    Reserves Fund,1.25% (3) 		31,412,075 	31,412,075
   JPMorgan Liquid Assets Money Market
    Fund, Institutional Class
    Shares, 1.10%			    1,740 	    1,740
   JPMorgan Prime Money Market Fund,
    Institutional Class Shares, 1.03%    2,567,964       2,567,964
      Total Other Investment Companies                  33,981,779
					----------
					Principal
					 Amount
Other Short-Term Investments -8.2% (3)	----------
Due 07/08/03 to 05/17/04,1.15% to 1.43% $ 13,906,131 	13,906,131
   Total Short-Term Investments (cost $47,887,910)	47,887,910

Total Investments -126.4% (cost $200,605,129)		213,193,432
							------------
Other Assets,less Liabilities -(26.4)%			(44,593,449)
							------------
Net Assets -100.0%					$168,599,983
							============




The accompanying notes are an integral part of these financial statements.

			Managers Global Bond Fund
		   	     June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (unaudited)


						Principal
Security Description 				Amount 		Value
-------------------------------------------------------------------------
Foreign Government and Agency Obligations -44.6%
Belgium Government Bond,
  3.750%, 03/28/09 			EUR 	$ 630,000 	$ 744,300
Bundes Immobil, 4.625%, 09/27/12 	EUR 	  525,000 	  631,909
Dominican Republic, 9.040%,
  01/23/13 (a)  			USD    	  160,000 	  144,800
Federal Republic of Brazil,
  10.000%, 01/16/07 			USD	  100,000 (2)	  102,750
Irish Government, 4.600%, 04/18/16 	EUR	  780,000	  935,691
Italy Buoni Poliennali Del Tesoro,
  4.500%,03/01/07 			EUR	  415,000 	  507,068
Kingdom of Denmark, 4.000%, 08/15/08 	DKK 	3,800,000	  609,870
Kingdom of Denmark, 5.000%, 08/15/05 	DKK 	  750,000	  122,061
Kingdom of Norway, 5.500%, 05/15/2009 	NOK 	3,675,000 	  540,980
Kingdom of Norway, 6.750%, 01/15/07 	NOK	  530,000	   80,399
Mexico Government, 8.375%, 01/14/11 	USD 	  300,000	  359,400
Netherlands Government, 5.000%,
  07/15/11 				EUR	  350,000	  440,509
Ontario Province, 5.700%, 12/01/08 	CAD	  535,000	  425,358
Ontario Province, 5.900%, 03/08/06 	CAD	  100,000	   78,438
Queensland Treasury Corp., 8.000%,
  09/14/07 				AUD 	1,175,000	  894,357
Republic of Austria, 5.000%, 07/15/12   EUR	  870,000 	1,089,386
Republic of South Africa, 5.250%,
  05/16/13 				EUR 	  350,000 	  387,355
Republic of South Africa, Yankee,
  8.500%, 06/23/17 			USD 	  200,000	  247,250
Republic of Trinidad & Tobago, 9.750%,
  07/01/20 (a) 				USD	  175,000	  222,250
Saskatchewan Province, 5.750%,
  03/05/29 				CAD 	  500,000 	  380,044
Swedish Government, 5.250%, 03/15/11  	SEK 	3,640,000 	  488,550
Swedish Government, 6.500%, 05/05/08 	SEK 	1,860,000	  261,749
U.K.Treasury, 6.250%, 11/25/10 		GBP	  190,000	  357,220
U.K.Treaury, 5.000%, 03/07/12 		GBP	  300,000	  525,239
United Mexican States,5.375%, 06/10/13  EUR 	  250,000	  277,041
   Total Foreign Government and Agency Obligations
	(cost $10,083,954)					10,853,974

Corporate Bonds -47.6%
Convertible Bonds -3.6%
  Corning, Inc., 3.500%, 11/01/08 	USD 	   45,000 (2)	   48,319
  Genzyme Corp-General Division, cv,
   3.000%, 05/15/21 			USD	  100,000 (2)	   99,750
  LSI Logic Corp., 4.000%, 11/01/06 	USD	   80,000 (2)	   74,400
  Nextel Communications Convertible,
   5.250%, 01/15/10 			USD	   70,000	   65,800
  Nortel Networks, 4.250%, 09/01/08 	USD 	   95,000 	   80,037
  Royal KPN NV, 3.500%, 11/24/05 	EUR	  125,000	  143,932
  Samsung Electronics Co., Ltd.,
   7.700%, 10/01/27 (a)			USD	  325,000	  352,202
	Total Convertible Bonds 				  864,440

Finance -18.0%
Bangkok Bank Public Co. Hong Kong,
  9.025%, 03/15/29 (a) 			USD	  125,000	  143,591
Eurofima, 6.500%, 08/22/11 		AUD	  330,000	  239,336
First Industrial L.P.,7.600%, 07/15/28  USD	  100,000	  110,311
Ford Credit Canada, 7.163%, 04/23/07 	CAD 	  150,000	  111,685
Ford Motor Credit Co.,7.250%, 02/22/05  GBP	  100,000	  167,918
General Motors Acceptance Corp.,
  7.000%, 12/07/05 			GBP	   50,000	   83,910
General Motors Acceptance International
  Finance BV, 8.000%, 03/14/07 		NZD	  400,000	  236,393
Household Finanancial,4.500%, 07/02/08  CAD	  100,000	   73,727
Household Finance Corp.,
  5.125%, 06/24/09 			EUR	  225,000	  275,304
Istar Financial,Inc., 8.750%, 08/15/08  USD	   50,000	   54,500
Kreditanstalt fuer Wiederaufbau,
  5.250%, 01/04/10 			EUR	  795,000	1,007,752
Moore North American Finance,
  7.875%, 01/15/11 (a)			USD	  130,000	  135,525
Muenchener Hypothekenbank eG,
  5.000%, 01/16/12 			EUR	  635,000	  790,982
National Rural Utilities Cooperative
  Finance Corp., 4.125%, 02/24/06	EUR 	  250,000	  294,741
Nordic Investment Bank, 5.250%,
  04/20/06 				SEK 	2,000,000	  262,510
Permanent Financing PLC, 5.100%,
  06/11/07 				EUR 	  275,000	  341,062
Trinet Corporate Realty Trust,
  7.700%, 07/15/17 			USD	   50,000	   51,625
    Total Finance 						4,380,872

Industrials -21.0%
  Alcan,Inc., 5.500%, 05/02/06 		EUR	  140,000	  171,907
  Alliance Pipeline LP, 6.996%,
   12/31/19 (a)				USD	  252,878	  296,431
  Allied Waste North America,
   8.500%, 12/01/08 			USD	  100,000 (2)	  107,500
  American Standard, Inc., 7.125%,
   06/01/06 				EUR	   75,000	   89,197
American Standard, Inc.,
  8.250%, 06/01/09 			GBP	   50,000	   87,045
Arrow Electronics,Inc.,
  6.875%, 07/01/13 			USD	  100,000	   99,038
AT&T Corp., 6.000%, 11/21/06 		EUR	   50,000	   61,006
Bausch & Lomb, Inc., 7.125%, 08/01/28   USD	  100,000	   95,875
Boise Cascade Corp., 7.350%, 02/01/16   USD	  100,000         106,071



The accompanying notes are an integral part of these financial statements.

			Managers Global Bond Fund
		   	     June 30,2003
---------------------------------------------------------------
Schedule of Portfolio Investments (continued)


						Principal
Security Description 				Amount 		Value
-------------------------------------------------------------------------
Industrials (continued)
  Brascan Corp., 7.125%, 06/15/12 	USD 	  125,000	$ 141,277
  Canadian Pacific Railroad, 4.900%,
   06/15/10 (a)				CAD	   50,000	   36,516
  CITGO Petroleum Corp., 11.375%,
   02/01/11 (a)				USD	   90,000	  100,350
  Corning Glass, 7.000%, 03/15/07 	USD	  100,000	  100,125
  Corning Inc., 6.750%, 09/15/13 	USD	   25,000	   26,281
  Dana Corp., 9.000%, 08/15/11 		EUR	  100,000	  120,577
  Dean Foods Co., 6.625%, 05/15/09 	USD 	   75,000	   78,000
  Equistar Chemical LP,6.500%, 02/15/06 USD	   80,000	   76,400
  Falconbridge Ltd., 7.350%, 06/05/12   USD	  150,000	  169,014
  Flextronics International, Ltd.,
   9.750%, 07/01/10 			EUR	   50,000	   62,011
  Georgia-Pacific Corp., 7.250%,
   06/01/28 				USD	  160,000	  140,000
  Gruma SA de CV, 7.625%, 10/15/07 	USD	  150,000	  163,875
  Grupo Tranportacion Ferroviaria
   Mexicana S.A.de C.V.,
   11.750%, 06/15/09 			USD	   70,000	   71,400
  Hasbro,Inc., 6.600%, 07/15/28 	USD	  140,000	  136,150
  IMC Global, Inc., 10.875%, 06/01/08 	USD	   45,000	   46,800
  Inco,Ltd., 7.200%, 09/15/32 		USD	  135,000	  148,792
  Lam Research Corp., 4.000%, 06/01/06 	USD	   75,000	   72,844
  Methanex Corp., 7.750%, 08/15/05 	USD	  100,000	  105,000
  MGM Mirage, 8.375%, 02/01/11 		USD	  140,000 (2)	  159,250
  Motorola,Inc., 8.000%, 11/01/11 	USD	   75,000	   89,438
  News America Holdings,8.625%,02/07/14 AUD	  350,000	  234,838
  Noranda,Inc., 7.250%, 07/15/12 	USD	  125,000	  133,259
  Ocean Energy,Inc., 7.500%, 09/15/27 	USD	  100,000	  118,719
  Park Place Entertainment, 7.875%,
   03/15/10 				USD	   50,000 (2)	   53,750
  Philippine Long Distance Telephone,
   11.375%, 05/15/12 			USD	   50,000	   56,614
  Premcor Refining Premco, 7.500%,
   06/15/15 (a)				USD	   75,000	   73,875
  Raytheon Co., 6.400%, 12/15/18 	USD	   75,000 	   84,377
  Repsol International Finance, 5.750%,
   12/04/06 				EUR	  100,000	  123,638
  Rogers Cablesystems, 9.650%, 01/15/14 CAD	  250,000	  193,192
  Shaw Communications, Inc., 7.400%,
   10/17/07 				CAD	  175,000	  131,995
  Sprint Capital Corp.,6.875%, 11/15/28 USD	  200,000	  200,647
  Starwood Hotels & Resorts, 7.875%,
   05/01/12 				USD	   80,000	   87,600
  Teck Cominco Ltd., 7.000%, 09/15/12 	USD	  100,000	  107,125
  Telekom Malaysia Berhad, 7.875%,
   08/01/25 (a) 			USD	  200,000	  226,118
  Tembec Industries, Inc., 8.500%,
   02/01/11 				USD	  130,000	  128,700
     Total Industrials 						5,112,617

Utility -5.0%
  Enersis SA, Yankee, 7.400%, 12/01/16  USD	  275,000 (2)	  270,867
  Petroleos Mexicanos, 8.625%,
   12/01/23 (a)				USD	  200,000	  229,000
  Petroleos Mexicanos, 9.500%, 09/15/27 USD	  325,000	  401,375
  Pioneer Natural Resources Co.,
   7.200%, 01/15/28 			USD	   65,000	   70,989
  Tenaga Nasional Berhad, 7.500%,
   11/01/25 (a)				USD	  225,000	  244,290
  Total Utility 						1,216,521
       Total Corporate Bonds (cost $10,031,405)			11,574,450

U.S.Government and Agency Obligations -6.6%
  FHLMC, 5.000%, 04/01/18 		USD	  717,947	  742,170
  FHLMC, 5.500%, 04/01/33 		USD	  743,161	  767,735
  FNMA, 6.375%, 08/15/07 		AUD	  155,000	  109,385
    Total U.S.Government and Agency Obligations
     (cost $1,594,290)						1,619,290
						  ______
Other Investment Companies -3.5% (1)		  Shares
Bank of New York Institutional Cash 		  ------
  Reserves Fund, 1.25% (3)			  854,029	  854,029
JPMorgan Prime Money Market Fund, Institutional
  Class Shares, 1.03% 				    3,001 	    3,001
Total Other Investment Companies
  (cost $857,030)						  857,030

Total Investments -102.3%
(cost $22,566,679)						24,904,744
								-----------
Other Assets,less Liabilities -(2.3)%				  (570,572)
								-----------
Net Assets -100.0%						$24,334,172
								===========



The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments
---------------------------------------------------------------
The following footnotes and abbreviations should be read in conjunction with each of the Schedule of Portfolio Investments previously presented in the report.
At June 30,2003,the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:


Fund			Cost		Appreciation	Depreciatioon	Net
---------------------	-------------	-------------	-------------	------------
Value 			$   72,063,734 	$   7,580,343  	$  (1,834,890)	$  5,745,453
Capital Appreciation 	   113,892,158 	    9,008,394 	   (3,677,332)	   5,331,062
Small Company 		    14,003,751 	    2,846,761 	     (674,402)	   2,172,359
Special Equity 		 2,532,458,164 	  487,076,056 	 (162,098,050)	 324,978,006
International Equity 	   260,756,364 	   28,811,860	  (17,699,758)	  11,112,102
Emerging Markets 	    25,452,663	    4,194,083	     (470,103)	   3,723,980
Intermediate Bond	     5,479,518	       44,848 		    0 	      44,848
Bond 			   200,605,129	   13,495,351	     (907,048)	  12,588,303
Global Bond		    22,566,679	    2,411,750	      (73,685)	   2,338,065



*Non-income-producing security

(a)Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration,normally to qualified buyers.At June 30, 2003, the value of these securities amounted to the following:


Fund 			Market Value 	% of Net Assets
---------------------	--------------	---------------
International Equity 	$ 2,020,663 	0.8%
Emerging Markets 	  1,808,703 	7.1%
Bond 			  6,373,157 	3.8%
Global Bond 		  2,204,948 	9.1%


(1) 	Yield shown for each investment company represents its June
	30, 2003, seven-day average yield, which refers to the sum of the previous seven days 'dividends paid,expressed as an annual percentage.

(2) 	Some or all of these shares were out on loan to various brokers
	as of June 30,2003,amounting to:



Fund 			Market Value 	% of Net Assets
---------------------	--------------	---------------
Value 			$  5,437,863 	 7.4%
Capital Appreciation 	   17,417,627   17.0%
Small Company 		    1,557,495   10.8%
Special Equity 		  440,474,398   18.4%
International Equity 	   18,990,112 	 7.3%
Emerging Markets 	    4,876,897   19.3%
Intermediate Bond 	    2,004,049   61.0%
Bond 			   44,511,441 	26.4%
Global Bond 		      837,133 	 3.4%


(3) 	Collateral received from brokers for securities lending were
	invested in these short-term investments.
(4) 	Zero coupon security.
(5) 	Affiliated Company -See Note 9 in the Notes to Financial
	Statements.

Investments Definitions and Abbreviations:
------------------------------------------
ADR/GDR: ADR after the name of a holding stands for American
Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global
Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC:	Federal Home Loan Mortgage Corp.
USTB: 	United States Treasury Bond
FNMA: 	Federal National Mortgage Association
USTN: 	United States Treasury Note
GNMA: 	Government National Mortgage Association

Registered shares: A security whose owner has been recorded with its issuer or issuer's registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar
(USD):

AUD: 	Australian Dollar
JPY: 	Japanese Yen
CAD: 	Canadian Dollar
SEK: 	Swedish Krona
DKK: 	Danish Krone
NZD: 	New Zealand Dollar
EUR: 	euro
NOK: 	Norwegian Krone
GBP: 	British Pound

Statements of Assets and Liabilities (unaudited)
June 30, 2003
--------------------------------------------------------------



						Managers 	Managers
				Managers 	Capital 	Small
				Value 		Appreciation 	Company
				Fund 		Fund 		Fund
				-------------	-------------	-------------
Assets:
-------
Investments at value*		$ 77,809,187 	$ 119,223,220 	$ 16,176,110
Cash 				   -		       13,853 	          60
Foreign currency**		   -		   -		   -
Receivable for investments sold    -		    1,381,312      -
Receivable for Fund shares sold    2,041,116 	      193,653        119,627
Receivable for open forward
  foreign currency contracts        -		   -		   -
Dividends, interest and
  other receivables 		     113,091 	       42,713 		 802
Prepaid expenses 		      11,906 	       12,928 	       9,673
				------------	-------------	------------
Total assets 			  79,975,300	  120,867,679	  16,306,272
				------------	-------------	------------
Liabilities:
------------
Payable to Custodian 		      36,401 	   -		   -
Payable for Fund shares repurchased  67,624 	      131,491 	      66,320
Payable upon return of securities
  loaned 			   5,578,191 	   17,904,400	   1,616,055
Payable for investments purchased  1,032,897 	      449,466 	     153,137
Payable for open forward foreign
  currency contracts 		    -		    -		   -
Accrued expenses:
  Investment advisory and
   management fees 		      43,863 	       72,805 	       9,519
  Administrative fees 		      14,621 	       22,751 	       2,935
  Other				      44,829	      114,083	      37,004
  Total liabilities		   6,818,426	   18,694,996	   1,884,970
				------------	-------------	------------
Net Assets			$ 73,156,874 	$ 102,172,683 	$ 14,421,302
				============	=============	============
Shares outstanding		   3,198,157	    4,507,500	   1,969,857
				------------	-------------	------------
Net asset value, offering and
redemption price per share	     $ 22.87	      $ 22.67 	      $ 7.32
				   =========	   ==========	   =========
Net Assets Represent:
---------------------
Paid-in capital 		$ 75,904,915 	$ 267,656,032 	$ 22,222,961
Undistributed net investment
  income (loss)			     169,527	    (549,748)	     (77,615)
Accumulated net realized gain
  (loss)from investments and
  foreign currency transactions   (8,663,021)   (170,264,663)     (9,896,403)
Net unrealized appreciation
  (depreciation)of investments and
  foreign currency contracts and
  translations 			   5,745,453       5,331,062 	   2,172,359
				------------	-------------	------------
Net Assets 			$ 73,156,874 	$ 102,172,683 	$ 14,421,302
				============	=============	============

*Investments at cost 		$ 72,063,734 	$ 113,892,158 	$ 14,003,751
				------------	-------------	------------

**Foreign currency at cost 		-		-		-





				Managers
Managers 	Managers 	Emerging 	Managers 			Managers
Special 	International 	Markets 	Intermediate 	Managers 	Global
Equity 		Equity 		Equity 		Bond 		Bond 		Bond
Fund 		Fund 		Fund 		Fund 		Fund 		Fund
---------------	-------------	------------	-----------	-------------	------------
$ 2,857,436,170 $ 271,868,466 	$ 29,176,643 	$ 5,524,366 	$ 213,193,432   $ 24,904,744
	-		-		 512 	     56,485	      101,592 		-
	-	      870,091 	      96,378 		-		   12 	      19,654
     17,364,788    11,018,285        451,824 		-		-	   1,061,104
      5,557,539     8,245,596 	     605,997 	      2,883 	    1,475,647 	     119,038

	-	   20,366,447		-		-		-	     651,520
        960,616     1,117,962 	     101,549 	     35,153 	    2,482,177 	     459,159
	 79,879        28,254 	      13,041 	      1,917 	       24,772 	       9,851
 --------------	 ------------	 -----------	 ----------	 ------------	 -----------
  2,881,398,992   313,515,101     30,445,944 	  5,620,804 	  217,277,632	  27,225,070
 --------------	 ------------	 -----------	 ----------	 ------------	 -----------

        344,339     6,331,597 		-		-		-	     454,501
      3,361,820     4,846,201 	   1,486,088 	    268,509 	    1,073,362 	     549,948

    455,098,662    19,670,248      5,106,487      2,048,070        45,318,206        854,029
     25,098,563     2,251,416 	      91,974 		-	    2,152,609 	     336,782

	-	   20,358,368 		-		-		-	     651,270


      1,759,293       204,737 	      23,961 	      2,124 	       79,951 	      16,017
	488,693        56,871 	       5,085 	      1,062 	       34,980 	       4,576
	695,474       422,391 	      40,555 	     17,732 	       18,541 	      23,775
 --------------	 ------------	 -----------	 ----------	 ------------	 -----------
    486,846,844    54,141,829 	   6,754,150      2,337,497        48,677,649      2,890,898
 --------------	 ------------	 -----------	 ----------	 ------------	 -----------
$ 2,394,552,148 $ 259,373,272 	$ 23,691,794 	$ 3,283,307 	$ 168,599,983	$ 24,334,172
 ==============  ============	 ===========	 ==========	 ============	 ===========

     38,457,822     7,739,018      2,332,465	    180,486	    6,776,797	   1,047,577
 --------------	 ------------	 -----------	 ----------	 ------------	 -----------

         $62.26        $33.52         $10.16 	     $18.19 	       $24.88 	      $23.23
	=======	     ========	    ========	    =======	     ========	    ========

$ 2,684,034,270 $ 421,646,744 	$ 25,814,569 	$13,224,667 	$ 154,786,185	$ 19,503,419

     (5,955,820)    2,957,099 	     142,247 	     (1,948)	       15,994 	     886,816


   (608,504,308) (176,503,499)    (5,983,425)    (9,984,260)        1,205,918	   1,595,569



    324,978,006    11,272,928      3,718,403         44,848        12,591,886      2,348,368
 --------------	 ------------	 -----------	 ----------	 ------------	 -----------
$ 2,394,552,148 $ 259,373,272 	$ 23,691,794 	$ 3,283,307 	$ 168,599,983	$ 24,334,172
 ==============  ============	 ===========	 ==========	 ============	 ===========

  2,532,458,164 $ 260,756,364   $ 25,452,663    $ 5,479,518     $ 200,605,129   $ 22,566,679
 --------------	 ------------	 -----------	 ----------	 ------------	 -----------

	-	      873,962 	      96,557 		-		   12 		-
 --------------	 ------------	 -----------	 ----------	 ------------	 -----------


The accompanying notes are an integral part of these financial statements.
			24

Statements of Operations (unaudited)
For the six months ended June 30,2003
--------------------------------------------------------------



						Managers 	Managers
				Managers 	Capital 	Small
				Value 		Appreciation 	Company
				Fund 		Fund 		Fund
				----------	------------	---------
Investment Income:
------------------
Dividend income 		$  522,044 	$  214,654 	$  11,008
Interest income 		    20,348 	    20,424 	    2,905
Foreign withholding tax 	    (1,434)	    (4,355)	      (56)
Securities lending fees 	       199 	     2,883 	      668
				-----------	-----------	----------
    Total investment income 	   541,157 	   233,606 	   14,525
				-----------	-----------	----------
Expenses:
---------
Investment advisory and management
  fees 				   214,169 	   418,246 	   57,149
Administrative fees 	            71,390	   130,702	   15,875
Transfer agent			    57,274	   154,556	    3,639
Custodian			    33,654	    57,233	   10,192
Professional fees		    19,071	    25,641	   12,143
Registration fees	   	     7,642	     8,502	    4,176
Trustees fees and expenses	     1,633	     3,905	      491
Insurance 			       883	     1,967	      325
Amortization of organization expense   -		-		-
Miscellaneous 			     4,529 	    12,890	    1,279
				-----------	-----------	----------
  Total expenses before offsets    410,245 	   813,642	  105,269
Less: Expense reimbursement 		-		-	   (8,223)
      Expense reductions 	   (19,750)	   (30,288)	   (4,906)
				-----------	-----------	----------
Net expenses			   390,495	   783,354	   92,140
				-----------	-----------	----------
Net investment income (loss)	   150,662  	  (549,748)	  (77,615)
				===========	===========	==========

Net Realized and Unrealized Gain (Loss):
----------------------------------------
Net realized gain (loss) on
  investment transactions 	(1,698,813)	(16,147,144)	 (164,177)
Net realized gain (loss) on foreign
  currency contracts and transactions 	-		-		-
Net unrealized appreciation
  (depreciation) of investments  8,624,401 	 28,231,054     2,046,924
Net unrealized appreciation
  (depreciation)of foreign currency
  contracts and translations 		-		-		-
Net realized and unrealized gain
(loss)				 6,925,588 	 12,083,910	1,882,747
				----------	-----------	----------
Net Increase (Decrease)in Net Assets
Resulting from Operations 	$7,076,250 	$11,534,162 	$1,805,132
				==========	===========	==========




				Managers
Managers 	Managers 	Emerging 	Managers 			Managers
Special 	International 	Markets 	Intermediate 	Managers 	Global
Equity 		Equity 		Equity 		Bond 		Bond 		Bond
Fund 		Fund 		Fund 		Fund 		Fund 		Fund
---------------	-------------	------------	-----------	-------------	------------
$  5,967,514 	$ 5,347,021 	$ 308,292 	$	-	$  118,758 	$	-
   1,108,174 	    314,601 	    2,778 	    71,080 	 4,014,125 	   666,902
	-	   (615,476)	  (26,742)		-	      (687)	      (382)
     401,223	    172,243	    4,889	     1,790	    18,690	       679
------------	------------	----------	-----------	-----------	-----------
   7,476,911 	  5,218,389	  289,217	    72,870	 4,150,886	   667,199
------------	------------	----------	-----------	-----------	-----------


   9,228,731 	  1,408,211 	  121,968 	    17,668 	   464,183 	    90,014
   2,563,536 	    391,170 	   26,515	     8,834 	   185,673	    25,718
   1,534,954 	    436,239  	   17,598 	     7,954	    27,801	    24,692
     670,596	    348,658	   23,942	     3,709 	    27,749	    21,534
     172,842 	     56,592 	   14,182 	     8,367	    23,776 	    19,839
      50,452 	     22,758 	    8,485 	    11,264 	    11,962 	     5,783
      66,941 	     11,444	      873 	       334 	     3,514 	       867
      34,171 	     10,505 	      499 	       909 	     1,980 	       535
	-		-	    1,503 		-		-		-
     166,545         42,890	    5,857 	     4,988 	    10,154	     1,360
------------	------------	----------	-----------	-----------	-----------
  14,488,768 	  2,728,467 	  221,422 	    64,027 	   756,792 	   190,342
	-		-	   (5,945)	   (16,962)	   (21,346)		-
    (328,625)	     (6,879)	      (13)	       (71)	       (18)		(6)
------------	------------	----------	-----------	-----------	-----------
  14,160,143      2,721,588 	  215,464 	    46,994 	   735,428 	   190,336
------------	------------	----------	-----------	-----------	-----------
  (6,683,232)	  2,496,801 	   73,753 	    25,876 	 3,415,458 	   476,863
============	============	==========	===========	===========	===========

(91,340,895)   (22,149,222)	 (277,543)	    53,758 	 1,522,815 	 1,627,978

	-	   (112,188)	   (7,178)		-	    25,807 	    53,355

368,727,609 	 41,628,009 	3,756,764 	    47,986 	 7,959,584 	   903,858


	-	    235,472 	    4,588 	 	-	     2,332 	   (10,562)
------------	------------	----------	-----------	-----------	-----------
277,386,714 	 19,602,071 	3,476,631 	   101,744 	 9,510,538 	 2,574,629
------------	------------	----------	-----------	-----------	-----------
$270,703,482 	$22,098,872 	$3,550,384 	$  127,620 	$12,925,996	$3,051,492
============	============	==========	===========	===========	===========




The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended June 30, 2003, (unaudited)
and for the fiscal year ended December 31, 2002
-----------------------------------------------------


							    Managers Capital
			     Managers Value Fund	   Appreciation Fund
			-----------------------------	----------------------------
			June 30, 2003 	    2002	June 30, 2003 	    2002
			--------------	-------------	--------------	------------
Increase (Decrease) in
Net Assets
From Operations:
------------------------
  Net investment income
   (loss)		$   150,662 	$   334,172	$   (549,748)	$  (1,497,152)
  Net realized gain (loss)
   on investments and foreign
   currency transactions (1,698,813)	 (6,225,158)	 (16,147,144)	  (30,321,712)
  Net unrealized appreciation
   (depreciation)
   of investments and foreign
   currency translations  8,624,401 	 (9,422,689)	  28,231,054      (22,222,488)
			------------	------------	-------------	--------------
  Net increase (decrease)
   in net assets resulting
    from operations       7,076,250     (15,313,675)	  11,534,162      (54,041,352)
			------------	------------	-------------	--------------

Distributions to Shareholders:
------------------------------
From net investment income 	-	   (362,134)		-		-
From net realized gain on
  investments 			-	   (230,982)		-		-
			------------	------------	-------------	--------------
Total distributions to
  shareholders 			-	   (593,116)		-		-
			------------	------------	-------------	--------------

From Capital Share
  transactions:
---------------------
Proceeds from sale of
  shares 		 26,291,286 	 21,685,373 	  11,619,501	   41,555,483
Reinvestment of
  distributions 		-	    582,405 		-		-
Cost of shares
  repurchased		 (8,211,440)	(21,988,663)	 (28,525,939)	  (66,844,887)
Net increase (decrease)
  from capital share
  transactions 		 18,079,846 	    279,115	 (16,906,438)	  (25,289,404)
			------------	------------	-------------	--------------
   Total increase (decrease)
   in net assets 	 25,156,096	(15,627,676)	  (5,372,276)	  (79,330,756)
			------------	------------	-------------	--------------

Net Assets:
----------------------
Beginning of period 	 48,000,778 	 63,628,454 	 107,544,959 	  186,875,715
			------------	------------	-------------	--------------
End of period 	        $73,156,874 	$48,000,778 	$102,172,683 	 $107,544,959
			============	============	=============	==============

End of period undistributed
net investment
  income (loss)	       $   169,527 	$    18,865 	$   (549,748)	 $	-
			------------	------------	-------------	--------------

Share transactions:
---------------------
Sale of shares 	 	 1,270,367 	    917,781 	     551,422 	    1,709,407
Reinvested shares 		-	     24,916 		-		-
Shares repurchased  	  (392,209)	   (940,479)	  (1,325,891)	   (2,808,321)
			------------	------------	-------------	--------------
Net increase (decrease)
in shares 		   878,158 	      2,218	    (774,469)	   (1,098,914)
			------------	------------	-------------	--------------


   Managers Small Company					Managers International Equity
	     Fund		Managers Special Equity Fund		    Fund
-----------------------------	----------------------------	----------------------------
June 30, 2003 	    2002 	June 30, 2003 	    2002	June 30, 2003 	    2002
--------------	-------------	--------------	------------	--------------	------------

$  (77,615)	$  (255,176)	$  (6,683,232)	$ (12,143,233)	$  2,496,801 	$  2,392,602


$ (164,177)	 (2,115,708)	  (91,340,895)	 (253,372,972)	 (22,261,410)	 (69,703,532)



  2,046,924 	 (3,562,952)	  368,727,609 	 (283,156,757)	  41,863,481	  (7,735,248)
--------------	-------------	--------------	------------	--------------	-------------
  1,805,132      (5,933,836)	  270,703,482 	 (548,672,962)	  22,098,872	 (75,046,178)
--------------	-------------	--------------	------------	--------------	-------------

	-		-		-		-		-	  (1,120,045)

	-		-		-		-		-		-
--------------	-------------	--------------	------------	--------------	-------------
	-		-		-		-		-	  (1,120,045)
--------------	-------------	--------------	------------	--------------	-------------

   2,000,351 	  9,073,336	  417,046,578 	1,149,374,210 	 559,454,483	 871,905,009

	-		-		-		-		-	     871,895

  (1,993,796)	(17,294,049)	 (314,018,565)	 (875,114,615)	(684,741,430)	(994,651,635)


       6,555 	 (8,220,713)	  103,028,013 	  274,259,595	(125,286,947)	(121,874,731)
--------------	-------------	--------------	------------	--------------	-------------
   1,811,687 	(14,154,549)	  373,731,495	 (274,413,367)	(103,188,075)	(198,040,954)
--------------	-------------	--------------	------------	--------------	-------------

  12,609,615 	  26,764,164 	2,020,820,653  	2,295,234,020 	 362,561,347	 560,602,301
--------------	-------------	--------------	-------------	--------------	-------------
 $14,421,302 	 $12,609,615 	$2,394,552,148 $2,020,820,653 	$259,373,272	$362,561,347
==============	=============	==============	=============	==============	=============

$   (77,615)	$	-	$  (5,955,820)	$     727,412 	  $2,957,099 	    $460,298
--------------	-------------	--------------	------------	--------------	-------------

    301,706 	  1,235,450 	    7,449,672 	   18,231,988 	  18,253,323 	  25,336,017
	-		-		-		-		-	      27,968
   (302,871) 	 (2,544,247)	   (5,679,713)	  (14,059,826)	 (22,128,916)	 (28,655,040)
--------------	-------------	--------------	------------	--------------	-------------
     (1,165)	 (1,308,797)	    1,769,959 	    4,172,162 	  (3,875,593)	  (3,291,055)
--------------	-------------	--------------	------------	--------------	-------------


The accompanying notes are an integral part of these financial statements.

For the six months ended June 30, 2003, (unaudited)
and for the fiscal year ended December 31, 2002
-----------------------------------------------------


			    Managers Emerging		   Managers Intermediate
			   Markets Equity Fund		         Bond Fund
			-----------------------------	----------------------------
			June 30, 2003 	    2002 	June 30, 2003 	    2002
			--------------	-------------	--------------	------------
Increase (Decrease) in
 Net Assets
-----------------------
 From Operations:
  Net investment income
   (loss)		$    73,753 	$    75,611 	$    25,876 	$    945,029
  Net realized gain (loss)
   on investments and foreign
   currency transactions   (284,721)	 (3,724,194)	     53,758 	  (1,345,911)
  Net unrealized appreciation
   (depreciation) of
   investments and foreign
   currency translations  3,761,352 	    134,712 	     47,986 	     (14,499)
			--------------	-------------	--------------	-------------
 Net increase (decrease)in
  net assets resulting
  from operations 	  3,550,384 	 (3,513,871)	    127,620 	    (415,381)
			--------------	-------------	--------------	-------------

 Distributions to Shareholders:
-------------------------------
  From net investment income 	-		-	    (96,697)	  (1,059,253)
  From net realized gain
   on investments 		-		-		-		-
			--------------	-------------	--------------	-------------
    Total distributions
     to shareholders 		-		-	    (96,697)      (1,059,253)
			--------------	-------------	--------------	-------------
  From Capital Share
   Transactions:
-----------------------
    Proceeds from sale
     of shares 		 59,389,038 	 65,785,537 	 10,663,327 	  16,376,920
    Reinvestment of
     distributions 		-		-	     85,743 	   1,018,163
  Cost of shares
   repurchased		(61,458,875)	(55,262,191)	(15,170,440)	 (28,998,989)
			--------------	-------------	--------------	------------
 Net increase (decrease)
  from capital share
  transactions 		 (2,069,837)	 10,523,346	 (4,421,370)	 (11,603,906)
			--------------	-------------	--------------	-------------
   Total increase (decrease)
    in net assets 	  1,480,547 	  7,009,475      (4,390,447)	 (13,078,540)
			--------------	-------------	--------------	-------------
Net Assets:
--------------------
 Beginning of period     22,211,247 	 15,201,772 	  7,673,754 	  20,752,294
			--------------	-------------	--------------	------------
 End of period 		$23,691,794 	$22,211,247 	 $3,283,307 	  $7,673,754
			==============	=============	==============	============
End of period undistributed
 net investment
  income (loss)		   $142,247 	    $68,494 	    $(1,948)	     $68,873
			--------------	-------------	--------------	-------------

Share Transactions:
-------------------
 Sale of shares 	  6,607,390 	  6,863,890	    588,298	     872,851
 Reinvested shares 		-		-	      4,725	      54,124
 Shares repurchased 	 (6,799,222)	 (5,929,474)	   (835,287)	  (1,573,378)
			--------------	-------------	--------------	-------------
   Net increase (decrease)
    in shares 		   (191,832)	    934,416	   (242,264)	    (646,403)
			--------------	-------------	--------------	-------------



				   Managers Global Bond
    Managers Bond Fund			    Fund
-----------------------------	----------------------------
June 30, 2003 	    2002 	June 30, 2003 	    2002
--------------	-------------	--------------	------------
$  3,415,458 	$  5,195,981 	$   476,863 	$   790,401


   1,548,622 	    (137,200)	  1,681,333 	    268,818



   7,961,916 	   5,423,065 	    893,296 	  2,196,080
--------------	-------------	--------------	------------
  12,925,996      10,481,846      3,051,492       3,255,299
--------------	-------------	--------------	------------
  (3,519,992)     (5,176,925)		-          (517,386)

	-		-		-	   (202,091)
--------------	-------------	--------------	------------
  (3,519,992)     (5,176,925)		-	   (719,477)
--------------	-------------	--------------	------------

  82,334,264 	 107,397,740     39,490,686      15,879,478

   3,165,613       4,840,905 		-	    717,129


 (54,646,492)    (56,020,017)	(37,953,978)	(19,283,886)
--------------	-------------	--------------	------------
  30,853,385      56,218,628 	  1,536,708 	 (2,669,279)
--------------	-------------	--------------	------------

  40,259,389 	  61,523,549 	  4,588,200 	   (133,457)
--------------	-------------	--------------	------------

 128,340,594 	  66,817,045 	 19,745,972	 19,879,429
--------------	-------------	--------------	------------
$168,599,983 	$128,340,594 	$24,334,172 	$19,745,972
==============	=============	==============	============

$     15,994 	$    120,528 	$   886,816 	$   409,953
--------------	-------------	--------------	------------

   3,420,442       4,739,162      1,797,162         822,185
     131,441         213,942 		-	     35,233
  (2,249,728)     (2,471,701)    (1,708,966)     (1,004,342)
--------------	-------------	--------------	------------
   1,302,155       2,481,403         88,196        (146,924)
--------------	-------------	--------------	------------



The accompanying notes are an integral part of these financial statements.

Financial Highlights
For a share outstanding throughout the six months ended
June 30, 2003, (unaudited) and each fiscal year ended
December 31,
---------------------------------------------------------

							Managers Value Fund
				-------------------------------------------------------------------------
				June 30,
				 2003 	    2002  	2001 	    2000 	 1999 	       1998
				---------  ----------  ----------  ----------  -----------  -------------
Net Asset Value, Beginning of
 Period 			$ 20.69    $  27.45    $  27.73    $  27.50    $  30.67     $  31.06
				---------  ----------  ----------  ----------  -----------  ----------
Income from Investment
 Operations:
-----------------------------
  Net investment income 	   0.04        0.15 	   0.09        0.17 	   0.30 	0.41
 Net realized and unrealized
  gain (loss) on investments       2.14       (6.65)       0.70        2.45        0.91         3.10
				---------  ----------  ----------  ----------  -----------  ----------
Total from investment operations   2.18       (6.50)       0.79        2.62        1.21         3.51
				---------  ----------  ----------  ----------  -----------  ----------
Less Distributions to Shareholders
 from:
----------------------------
Net investment income 		    -	      (0.16)	  (0.08)      (0.17)	  (0.29)       (0.41)
Net realized gain on investments    -         (0.10)      (0.99)      (2.22)      (4.09)       (3.49)
				---------  ----------  ----------  ----------  -----------  ----------
Total distributions to shareholders -         (0.26)      (1.07)      (2.39)      (4.38)       (3.90)
				---------  ----------  ----------  ----------  -----------  ----------

Net Asset Value, End of Period    $22.87      $20.69      $27.45      $27.73      $27.50       $30.67
				=========  ==========  ==========  ==========  ===========  ==========

Total Return (1)		  10.58% (2) (23.79)%      2.92%       9.80%       4.15%       11.77%

Ratio of net expenses to average
 net assets (1)			   1.37% (3)   1.28%       1.25%       1.30%       1.35%        1.28%

Ratio of total expenses to
 average net assets (1)		   1.44% (3,5) 1.35%	   1.35%       1.38%       1.35%        1.32%

Ratio of net investment income
 to average net assets             0.53% (3)   0.60%       0.43%       0.61%       0.92%        1.26%

Portfolio turnover                   19% (2)     53%        147%        153%         94%          84%

Net assets at end of period
 (000's omitted)	         $73,157      $48,001     $63,628     $57,300     $42,471     $69,391
				=========  ==========  ==========  ==========  ===========  ==========




						Managers Capital Appreciation Fund
				-------------------------------------------------------------------------
				June 30,
				 2003 	    2002  	2001 	    2000 	 1999 	       1998
				---------  ----------  ----------  ----------  -----------  -------------

Net Asset Value, Beginning
 of Period 			$   20.36   $   29.29  $   42.79   $   61.12    $    33.78    $   24.24
				---------  ----------  ----------  ----------  -----------  ------------
Income from Investment Operations:
----------------------------------
 Net investment loss 	 	    (0.12)	(0.28)	   (0.25)      (0.42)        (0.27)       (0.23)
Net realized and unrealized gain
 (loss) on investments 		     2.43 	(8.65)	  (13.25)     (13.25)	     34.81 	  14.18
				---------  ----------  ----------  ----------  -----------  ------------
Total from investment operations     2.31 	(8.93)	  (13.50)     (13.67)	     34.54        13.95
				---------  ----------  ----------  ----------  -----------  ------------

Less Distributions to Shareholders from:
----------------------------------------
 Net realized gain on investments   -		-	   -	       (4.66)	     (7.20)	  (4.41)
				---------  ----------  ----------  ----------  -----------  ------------
Net Asset Value, End of Period  $   22.67   $   20.36  $   29.29    $  42.79    $    61.12    $   33.78
				=========  ==========  ==========  ==========  ===========  ============

Total Return (1)                  11.35% (2)   (30.49)%   (31.55)%    (22.20)%      103.02%       57.41%

Ratio of net expenses to average
 net assets (1)			   1.50% (3)      1.39%      1.34%       1.23%        1.26%        1.29%

Ratio of total expenses to
 average net assets (1)            1.56% (3,5)    1.43%      1.40%       1.26%        1.30%        1.36%

Ratio of net investment loss
 to average net assets 		 (1.05)% (3)    (1.07)%    (0.75)%     (0.82)%      (0.86)%      (0.80)%

Portfolio turnover                   56% (2)       141%       265%        306%         200%         252%

Net assets at end of period
 (000's omitted)	        $ 102,173  $  107,545  $  186,876  $  286,515  $  248,487    $  88,191
				=========  ==========  ==========  ==========  ===========  ============


Financial Highlights
For a share outstanding throughout the six months ended
June 30, 2003, (unaudited) and each fiscal year ended
December 31,
---------------------------------------------------------

					Managers Small Company Fund
				---------------------------------------------
				June 30,
				 2003 	    2002  	2001 	    2000*
				---------  ----------  ----------  ----------
Net Asset Value, Beginning of
 Period 			$   6.40   $    8.16   $    9.29   $   10.00
				---------  ----------  ----------  ----------
Income from Investment
 Operations:
----------------------------
Net investment loss                (0.04)      (0.13)      (0.07)      (0.01)
Net realized and unrealized
 gain (loss) on investments         0.96       (1.63)      (1.06)      (0.70)
				---------  ----------  ----------  ----------
Total from investment operations    0.92       (1.76)      (1.13)      (0.71)
				---------  ----------  ----------  ----------

Net Asset Value, End of Period  $   7.32   $    6.40   $    8.16   $    9.29
				=========  ==========  ==========  ==========

Total Return (1)                  14.38% (2)  (21.57)%    (12.16)%     (7.10)% (2)

Ratio of net expenses to average
 net assets (1) 		   1.45% (3)     1.40%       1.30%      1.30% (3)

Ratio of total expenses to
 average net assets (1)            1.66% (3,5)   1.70%       1.71%      1.72% (3)

Ratio of net investment loss
 to average net assets 		  (1.22)% (3)  (1.17)%     (0.92)%     (0.45)% (3)

Portfolio turnover 		      19% (2)     134%	       95%	   55% (2)

Net assets at end of period
 (000's omitted)	        $ 14,421   $   12,610  $   26,764   $  25,705
				=========  ==========  ==========  ==========

*Commencement of operations was June 19, 2000.


						       Managers Special Equity Fund
				-------------------------------------------------------------------------
				June 30,
				 2003 	    2002  	2001 	    2000 	 1999 	       1998
				---------  ----------  ----------  ----------  -----------  -------------

Net Asset Value, Beginning of
 Period 			$   55.08   $   70.59  $    76.82  $    91.42  $    61.23   $    61.18
				---------  ----------  ----------  ----------  -----------  -----------

Income from Investment Operations:
----------------------------------
Net investment loss                 (0.17)      (0.34)      (0.18)      (0.12)      (0.29)       (0.14)
Net realized and unrealized
 gain (loss) on investments          7.35      (15.17)      (6.05)      (2.71)      33.30         0.26
				---------  ----------  ----------  ----------  -----------  -----------
Total from investment operations     7.18      (15.51)      (6.23)      (2.83)      33.01         0.12
				---------  ----------  ----------  ----------  -----------  -----------

Less Distributions to Shareholders
 from:
----------------------------------
Net realized gain on investments   -		-		-     (11.77)	    (2.82)	 (0.07)
				---------  ----------  ----------  ----------  -----------  -----------

Net Asset Value, End of Period  $   62.26   $   55.08  $    70.59   $   76.82  $     91.42   $    61.23
				=========  ==========  ==========  =========== ===========  ===========

Total Return (1)		   13.04% (2)  (21.98)%     (8.07)%      (2.56)%     54.11%        0.20%

Ratio of net expenses to average
 net assets (1) 		    1.38% (3)     1.31%       1.29%        1.26%      1.31%        1.34%

Ratio of total expenses to
 average net assets (1)		    1.41% (3,5)   1.32%       1.30%        1.26%      1.31%        1.34%

Ratio of net investment loss
 to average net assets 		   (0.65)% (3)  (0.56)%      (0.27)%      (0.16)%    (0.47)%      (0.26)%

Portfolio turnover 		     26%   (2)     67%          62%          69%        89%         64%

Net assets at end of period
 (000's omitted)		$2,394,552  $ 2,020,821 $ 2,295,234  $ 2,132,376 $ 1,543,150  $   959,939
				==========  ===========  ==========  =========== ===========  ===========

Financial Highlights
For a share outstanding throughout the six months ended
June 30, 2003, (unaudited) and each fiscal year ended
December 31,
---------------------------------------------------------

						    Managers International Equity Fund
				-------------------------------------------------------------------------
				June 30,
				 2003 	    2002  	2001 	    2000 	 1999 	       1998
				---------  ----------  ----------  ----------  -----------  -------------
Net Asset Value, Beginning of
 Period 			$  31.22   $  37.61    $  49.38    $  58.71    $  48.85     $  45.58
				---------  ----------  ----------  ----------  ----------   ----------

Income from Investment Operations:
----------------------------------
 Net investment income              0.34       0.19        0.20 (4)    0.27        0.35         0.54
Net realized and unrealized gain
 (loss) on investments		    1.96      (6.48)	 (11.72) (4)  (5.38)      11.96         6.06
				---------  ----------  ----------  ----------  ----------   ----------
Total from investment operations    2.30      (6.29)     (11.52)      (5.11)      12.31         6.60
				---------  ----------  ----------  ----------  ----------   ----------

Less Distributions to
  Shareholders from:
------------------------------
Net investment income 		    -	      (0.10)	  (0.25)      (0.24)      (0.35)       (0.37)
Net realized gain on investments    -          -	   -	      (3.98)	  (2.10)       (2.96)
				---------  ----------  ----------  ----------  ----------   ----------
Total distributions to shareholders -         (0.10)      (0.25)      (4.22)      (2.45)       (3.33)
				---------  ----------  ----------  ----------  ----------   ----------

Net Asset Value, End of Period   $  33.52   $  31.22    $  37.61    $  49.38    $  58.71     $  48.85
				=========  ==========  ==========  ==========  ==========   ==========

Total Return (1)                   7.30% (2) (16.71)%    (23.35)%     (8.46)%     25.28%       14.54%

Ratio of net expenses to
 average net assets (1)		   1.74%       31.54%      1.45%       1.41%       1.40%        1.41%

Ratio of total expenses to
 average net assets (1)		   1.74% (3)    1.56%      1.46%       1.42%       1.41%        1.42%

Ratio of net investment income
 to average net assets 		   1.60% (3)    0.54%      0.46% (4)   0.42%       0.66%        1.05%

Portfolio turnover                   41% (2)     132%       108%         99%         43%          56%

Net assets at end of period
 (000's omitted)	        $259,373    $362,561    $560,602    $656,630    $704,209     $552,826
				=========  ==========  ==========  ==========  ==========   ==========




						     Managers Emerging Markets Equity Fund
				-------------------------------------------------------------------------
				June 30,
				 2003 	    2002  	2001 	    2000 	 1999 	       1998*
				---------  ----------  ----------  ----------  -----------  -------------
Net Asset Value, Beginning
 of Period 			$   8.80   $   9.56    $   9.63    $   14.67   $   7.74     $   10.00
				---------  ----------  ----------  ----------  ---------    ----------

Income from Investment Operations:
----------------------------------
 Net investment income (loss)       0.03       0.03       (0.01)       (0.04)      0.03         (0.01)
Net realized and unrealized
 gain (loss) on investments 	    1.33      (0.79)      (0.04)       (3.90)      6.93 	(2.25)
				---------  ----------  ----------  ----------  ---------    ----------
Total from investment operations    1.36      (0.76)      (0.05)       (3.94)      6.96         (2.26)
				---------  ----------  ----------  ----------  ---------    ----------
Less Distributions to
  Shareholders from:
--------------------------------
Net investment income 		   -		-	    -		 -	  (0.03)	  -
Net realized gain on investments   -		-	  (0.02)       (1.10)       -		  -
				---------  ----------  ----------  ----------  ---------    ----------
Total distributions to shareholders -           -         (0.02)       (1.10)     (0.03)          -
				---------  ----------  ----------  ----------  ---------    ----------

Net Asset Value, End of Period  $  10.16   $   8.80    $   9.56    $    9.63   $  14.67	    $    7.74
				=========  ==========  ==========  ==========  =========    ==========

Total Return (1)	          15.34% (2)  (7.95)%     (0.57)%     (26.69)%    90.06%       (22.60)%

Ratio of net expenses to average
 net assets (1)			   1.99% (3)   1.97%	   1.94%        1.98%      1.85%         2.54%

Ratio of total expenses to
 average net assets (1)		   2.09% (3,5) 2.18%	   2.36%	2.48%	   2.52%	 3.57%

Ratio of net investment income
 (loss) to average net assets      0.64% (3)   0.32%     (0.09)%       (0.34)%     0.37%        (0.09)%

Portfolio turnover 		     38% (2)    68%         69%           40%      119%            89%

Net assets at end of period
 (000's omitted)		$ 23,692  $ 22,211     $ 15,202    $  12,390    $ 12,434     $  4,677
				=========  ==========  ==========  ==========  =========    ==========



*Commencement of operations was February 9, 1998.

Financial Highlights
For a share outstanding throughout the six months ended
June 30, 2003, (unaudited) and each fiscal year ended
December 31,
---------------------------------------------------------

						       Managers Intermediate Bond Fund
				-------------------------------------------------------------------------
				June 30,
				 2003 	    2002  	2001 	    2000 	 1999 	       1998
				---------  ----------  ----------  ----------  -----------  -------------

Net Asset Value, Beginning
 of Period 			$   18.15  $   19.41   $   19.20   $   18.90   $   19.49     $   19.51
				---------  ----------  ----------  ----------  ----------  -----------

Income from Investment Operations:
--------------------------------
 Net investment income 		     0.08       0.70        0.98 (4)    1.05        1.00          1.02
Net realized and unrealized
 gain (loss) on investments          0.21      (0.99)       0.25 (4)    0.31       (0.59)         0.00
				---------  ----------  ----------  ----------  ----------  -----------
Total from investment operations     0.29      (0.29)       1.23        1.36        0.41          1.02
				---------  ----------  ----------  ----------  ----------  -----------
Less Distributions to
 Shareholders from:
------------------------------
Net investment income               (0.25)     (0.97)      (1.02)      (1.06)      (1.00)        (1.04)
				---------  ----------  ----------  ----------  ----------  -----------
Net Asset Value, End of Period  $   18.19  $   18.15   $   19.41   $   19.20   $   18.90     $   19.49
				=========  ==========  ==========  ==========  ==========  ===========

Total Return (1)		    1.55% (2)  (1.51)%      6.50%       7.40%       2.21%         5.36%

Ratio of net expenses to
 average net assets (1)		    1.26% (3)   1.26%	    1.26%	1.26%	    1.29%	  1.32%

Ratio of total expenses to
 average net assets (1)		    1.81% (3,5) 1.26%	    1.26%       1.26%	    1.29%	  1.33%

Ratio of net investment income
 to average net assets 		    0.73% (3)   4.59%       4.90% (4)   5.57%       5.20%	  5.22%

Portfolio turnover 		     40% (2)     222%	     153%	 90%	     92%	   115%

Net assets at end of
 period (000's omitted)		 $  3,283  $   7,674    $  20,752  $  20,690  $   17,866   $   18,408
				=========  ==========  ==========  ==========  ==========  ===========





							    Managers Bond Fund
				-------------------------------------------------------------------------
				June 30,
				 2003 	    2002  	2001 	    2000 	 1999 	       1998
				---------  ----------  ----------  ----------  -----------  -------------
Net Asset Value, Beginning
 of Period 			$   23.44  $   22.32   $   21.75   $   21.45    $   22.19   $   23.72
				---------  ----------  ----------  ----------  -----------  ----------

Income from Investment Operations:
----------------------------------
 Net investment income               0.54       1.24        1.44        1.49 	     1.45 	 1.46
Net realized and unrealized
 gain (loss) on investments          1.46 	1.12	    0.60 	0.48 	    (0.65)	(0.69)
				---------  ----------  ----------  ----------  -----------  ----------
Total from investment operations     2.00       2.36        2.04        1.97         0.80        0.77
				---------  ----------  ----------  ----------  -----------  ----------

Less Distributions to
  Shareholders from:
------------------------------
 Net investment income              (0.56)     (1.24)      (1.45)      (1.50)       (1.45)      (1.45)
 Net realized gain on investments     -		 -	   (0.02)      (0.17)       (0.09)      (0.85)
				---------  ----------  ----------  ----------  -----------  ----------
Total distributions to shareholders (0.56)     (1.24)      (1.47)      (1.67)       (1.54)      (2.30)
				---------  ----------  ----------  ----------  -----------  ----------

Net Asset Value, End of Period  $   24.88  $   23.44    $  22.32    $  21.75     $  21.45   $   22.19
				=========  ==========  ==========  ==========  ===========  ==========

Total Return (1)                     8.59% (2) 10.98%       9.64%       9.44%        3.66%       3.34%

Ratio of net expenses to average
 net assets (1)  		     0.99% (3)  1.00%	    1.18%	1.19%	     1.25%	 1.21%

Ratio of total expenses to
 average net assets (1) 	     1.17% (3,5) 1.17%	    1.18%	1.20%	     1.26%	 1.21%

Ratio of net investment income
 to average net assets 		     4.60% (3)   5.55%      6.45%       6.91%        6.52%       6.18%

Portfolio turnover                    31% (2)     24%        16%	 10%	      39%	  55%

Net assets at end of period
 (000's omitted)		$ 168,600  $  128,341   $  66,817   $  51,383   $  33,389   $   42,730
				=========  ==========  ==========  ==========  ===========  ==========


Financial Highlights
For a share outstanding throughout the six months ended
June 30, 2003, (unaudited) and each fiscal year ended
December 31,
---------------------------------------------------------

						       Managers Global Bond Fund
				-------------------------------------------------------------------------
				June 30,
				 2003 	    2002  	2001 	    2000 	 1999 	       1998
				---------  ----------  ----------  ----------  -----------  -------------
Net Asset Value, Beginning
 of Period 			$   20.58  $   17.97   $   18.98   $   19.44   $   22.38    $    20.93
				---------  ----------  ----------  ----------  ----------   -----------

Income from Investment Operations:
----------------------------------
Net investment income                0.42       0.81        0.57 (4)    0.72        0.82          0.92
Net realized and unrealized
 gain (loss) on investments          2.23       2.57       (1.33) (4)  (1.06)      (3.05)         3.08
				---------  ----------  ----------  ----------  ----------   -----------
Total from investment operations     2.65       3.38       (0.76)      (0.34)      (2.23)         4.00
				---------  ----------  ----------  ----------  ----------   -----------

Less Distributions to
  Shareholders from:
------------------------------
Net investment income 		    -	       (0.55)	    -	       (0.12)	   (0.49)	 (1.16)
Net realized gain on investments    -	       (0.22)	   (0.25)	 -	   (0.22)	 (1.39)
				---------  ----------  ----------  ----------  ----------   -----------
Total distributions to shareholders -          (0.77)      (0.25)      (0.12)      (0.71)        (2.55)
				---------  ----------  ----------  ----------  ----------   -----------
Net Asset Value, End of Period  $   23.23  $   20.58   $   17.97   $   18.98   $   19.44     $   22.38
				=========  ==========  ==========  ==========  ==========   ===========

Total Return (1) 		   12.88% (2)  18.85%      (4.10)%     (1.62)%     (9.97)%      19.27%

Ratio of net expenses to
 average net assets (1) 	    1.48% (3)   1.55%       1.45%       1.47%       1.54%        1.53%

Ratio of total expenses to average
 net assets (1) 		    1.48% (3)   1.56%       1.46%       1.50%       1.54%        1.56%

Ratio of net investment income
 to average net assets 		    3.71% (3)   4.01%       2.87% (4)   4.07%       3.77%        4.14%

Portfolio turnover 		    117% (2)    220%        244%        176%        171%	 232%

Net assets at end of period
 (000's omitted)		$   24,334  $  19,746   $  19,879  $   22,723  $   19,073    $  22,067
				=========  ==========  ==========  ==========  ==========   ===========



The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the preceding pages.

(1) 	See Note 1(c)of "Notes to Financial Statements."

(2) 	Not Annualized.

(3) 	Annualized.

(4) 	Effective January 1,2001, the Trust adopted the provisions of
	the AICPA Audit and Accounting Guide for Investment
	Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the year ended December 31, 2001 on International
	Equity, Intermediate Bond and Global Bond was to decrease net investment income and increase net realized and unrealized gain (loss) per share by $0.01, $0.04 and $0.04, respectively. The effect of this change on the remaining Funds was not significant. Without this change the ratio of net investment income to average net assets for the year ended December 31, 2001 for International Equity, Intermediate
	Bond and Global Bond would have been 0.46%, 5.22% and 3.08%, respectively. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

(5) 	Excludes the impact of expense reimbursements and expense offsets
	such as brokerage credits,but includes non-reimbursable expenses such as interest and taxes. (See Note 1c to the Notes to Financial Statements.)

Notes to Financial Statements (unaudited)
June 30,2003
-----------------------------------------------------------------
(1) Summary of Significant Accounting Policies
==============================================
The Managers Funds (the "Trust") is a no-load, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act "). Currently, the Trust is comprised of 10 investment series. Included in this report are six equity funds, Managers Value Fund ("Value "), Managers Capital Appreciation Fund ("Capital Appreciation "), Managers Small Company Fund ("Small Company"), Managers Special Equity Fund ("Special Equity"), Managers International Equity Fund ("International Equity") and Managers Emerging Markets Equity Fund ("Emerging Markets Equity") (collectively the "Equity Funds") and three fixed-income funds, Managers Intermediate Bond Fund ("Intermediate Bond"), Managers Bond Fund ("Bond"), and Managers Global Bond Fund ("Global Bond") (collectively the "Fixed-Income Funds"), collectively the "Funds." The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments
============================
Equity securities traded on a domestic or international securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b) Security Transactions
========================
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
=================================
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed.These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of anywithholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. The following Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund's expenses. For the six months ended June
30, 2003, under these arrangements the amount by which the Funds' expenses were reduced and the impact on the expense ratio was as follows: Value - $19,705 or 0.07% ;Capital Appreciation - $30,055
or 0.06% ; Special Equity - $326,141 or 0.03% ; Small Company - $4,903 or 0.08%; and International Equity - $6,413 or less than 0.01% . In addition, each of the Funds have a "balance credit" arrangement with Bank of New York ("BNY"), the Funds' custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90 day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended
June 30, 2003, the custodian expense was reduced under this arrangement as follows: Value - $45; Capital Appreciation - $233; Small Company - $3; Special Equity - $2,484; International Equity - $466; Emerging Markets Equity - $13; Intermediate Bond - $71; Bond - $18; and Global Bond - $6. In each case the reduction in the Fund's expense ratio was less than 0.01%. The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), has contractually agreed, through at least May 1, 2004, to waive fees and pay or reimburse Small Company, Emerging Market Equity, Intermediate Bond, and Bond to the extent that the total operating expenses (exclusive of brokerage,

-----------------------------------------------------------------
interest,taxes and extraordinary expenses)of the Fund exceed 1.45%, 1.99%, 1.26% effective January 1, 2003, and 0.99%, respectively, of each Fund's average daily net assets. Each Fund is obligated to repay the Investment Manager such amount waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such year to exceed 1.45%, 1.99%, and 0.99%, respectively, of the Fund's average daily net assets. For the six months ended June 30, 2003, the reduction in the expense ratio due to these reimbursements was 0.13%, 0.06%, 0.048%, and 0.03% for Small Company, Emerging Markets Equity, Intermediate Bond, and Bond, respectively. At June 30,2003,the cumulative amount of the reimbursement for Small Company, Emerging Markets Equity, Intermediate Bond and Bond was $8,223, $5,945, $16,962 and $21,346, respectively. Total returns and net investment income for the Funds would have been lower had certain expenses not been offset.

(d) Dividends and Distributions
===============================
Dividends resulting from net investment income, if any, normally will be declared and paid annually for Global Bond and the Equity Funds, except for Value. Dividends resulting from net investment income, if any, normally will be declared and paid quarterly for Value and monthly for Bond and Intermediate Bond. Distributions of capital gains, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital.

(e) Federal Taxes
=================
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers
==========================
As of June 30, 2003, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through December 31, 2010.



			Capital Loss
Fund 			Carryover Amount 	Expires Dec.31,
----------------------	----------------------	-------------------
Value 			$  5,881,884 			2010

Capital Appreciation 	 122,787,551 			2009
			  30,988,593 			2010

Small Company 		   1,266,755 			2008
			   6,267,133 			2009
			   1,700,278 			2010

Special Equity 		 207,747,048 			2009
			 241,655,063 			2010

International Equity      52,865,926 			2009
			  92,266,533 			2010

Emerging Markets 	   1,758,199 			2009
			   3,645,752 			2010

Intermediate Bond 	   7,662,253 			2003
			      70,508 			2004
			     179,401 			2005
			     212,653			2007
			     165,024 			2008
			   1,220,529 			2010

Bond 			      19,346			2009

Global Bond 		      82,421 			2010




-----------------------------------------------------------------
(g) Capital Stock
=================
The Trust's Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2003, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: Value - one owns 40%; Capital
Appreciation - one owns 21%; Special Equity - two own 34%; International Equity - two own 34%; Emerging Markets Equity - two own 45%;
Intermediate Bond - one owns 26%; and Bond - three own 57%.

(h) Repurchase Agreements
=========================
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i) Foreign Currency Translation
================================
The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign ex-change rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts;and (3)gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2) Agreements and Transactions with Affiliates
===============================================
The Trust has entered into a Fund Management Agreement under which the Investment Manager provides or oversees investment advisory and management services to the Funds. The Investment Manager selects portfolio managers for each Fund (subject to Trustee approval), allocates assets among portfolio managers and monitors the portfolio managers' investment programs and results. Each Fund's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio Management Agreements with the Investment Manager and the Fund.The Funds are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Investment advisory and management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment advisory and management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2003, were as follows:



				Investment Advisory
Fund 				and Management Fee
-----------------------		---------------------
Value 					0.75%
Capital Appreciation 			0.80%
Small Company 				0.90%
Special Equity 				0.90%
International Equity 			0.90%
Emerging Markets Equity 		1.15%
Bond 					0.625%
Global Bond 				0.70%
Intermediate Bond 			0.50%



The Trust has entered into a Administration and Shareholder
Servicing Agreement under which The Managers Funds LLC serves as each Fund's administrator (the "Administrator ")and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain

-----------------------------------------------------------------
institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders. During the six months ended June 30, 2003,each of the Funds, except Global Bond, paid a fee to the Administrator at the rate of 0.25% per annum of the Fund's average daily net assets. Global Bond paid a fee to the Administrator at the rate of 0.20% per annum of the Fund's average daily net assets.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $20,000. In addition, the in-person and telephonic meeting fees the Trustees receive are $1,000 and $500 per meeting, respectively. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Trust and other affiliated funds in the complex.

(3) Purchases and Sales of Securities
=====================================
Purchases and sales of securities,excluding short-term securities, for the six months ended June 30, 2003, were as follows:


			Long-Term Securities 		U.S.Government Securities
			------------------------------	-------------------------------
Fund			Purchases	Sales		Purchases	Sales
----------------------	-------------	--------------	--------------	---------------
Value 			$ 24,903,798 	$ 10,504,767 	N/A 		N/A
Capital Appreciation 	  57,377,850 	  78,000,070 	N/A 		N/A
Small Company 		   2,436,291 	   2,852,875 	N/A 		N/A
Special Equity 		 623,403,117 	 534,173,060 	N/A 		N/A
International Equity 	 121,279,474 	 245,098,909 	N/A 		N/A
Emerging Markets Equity    7,876,413       7,993,414 	N/A 		N/A
Bond 			  24,390,987      14,836,358 	$52,179,283 	$30,668,207
Global Bond 		  21,809,365 	  20,683,355 	 10,297,007 	  9,103,268
Intermediate Bond 	N/A 		N/A 		  3,313,144 	  5,891,250




(4) Portfolio Securities Loaned
===============================
The Funds may participate in a securities lending program providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) Risks Associated with Collateral Mortgage Obligations ("CMOs")
==================================================================
The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

(6) Forward Commitments
=======================
Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S.government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

(7) Forward Foreign Currency Contracts
======================================
During the six months ended June 30, 2003, International Equity and Global Bond invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds' financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized

-----------------------------------------------------------------
gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Funds, except Value, Capital Appreciation, Small Company and Special Equity may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Open forward foreign currency exchange contracts at June 30, 2003, were as follows:




				International Equity
				--------------------
Foreign Currency 	Settlement Date Current Value 	Unrealized Gain/Loss
----------------------	---------------	---------------	--------------------
Buy Contracts
Australian Dollars 	07/03/03 	$  (497,693)	$   3,720
British Pounds 		07/03/03 	   (142,559)	     (324)
Canadian Dollars 	07/03/03	   (257,594)	     (952)
euro			07/03/03	   (356,524)	    1,955
Japanese Yen		07/02/03	   (462,691)	   (2,570)
Swedish Krona	  	07/02/03	   (534,355)	      743
					------------	-----------
Total Buy Contracts
   (Payable Amount $2,248,844)		$(2,251,416)	$   2,572
					============	===========
Foreign Currency
----------------------
Sell Contracts
British Pounds 		07/03/03 	$  1,284,374 	$   4,617
Hong Kong Dollars 	07/03/03 	   5,213,223 	   (6,565)
euro 			07/03/03	   3,490,960	  (17,713)
Japanese Yen 		07/03/03	   5,602,290	  123,380
					------------	----------
Total Sell Contracts
   (Receivable Amount $15,694,566)	$ 15,590,847 	$ 103,719
					============	==========




					   Global Bond
					--------------------
						 Current Value	 Unrealized Gain/Loss
Foreign Currency 		Settlement Date	(in U.S.Dollars)   (in U.S.Dollars)
----------------------		---------------	---------------	--------------------
Buy Contract
Canadian Dollar
    (Payable Amount $36,728)	07/02/03 	$ (36,739)	 $     12
						==========	==========
Sell Contracts
British Pounds 			07/01/03	   28,318 	 $    238
Canadian Dollars 		07/07/03 	   81,978 	      421
Danish Krona 			07/03/03	  263,172 	      179
euro 				07/02/03	  148,270	     (596)
New Zealand Dollars	        07/03/03	   92,805	       (3)
						----------	----------
Total Sell Contracts
    (Receivable Amount $614,781)		$ 614,543 	 $    238
						==========	==========

--------------------------------------------------------------------
(8) Futures Contracts Held or Issued for Purposes other than Trading
====================================================================
International Equity uses interest-rate futures contracts for risk management purposes in order to reduce fluctuations in net asset value relative to the Fund's targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund had no open futures contracts as of June 30, 2003.

(9) Transactions with Affiliated Companies
==========================================
An affiliated company is a company in which a fund has ownership of at least 5% of the voting securities. Transactions during the year ended June 30,2003, with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies - Special Equity




			Purchase 	Sales 	Dividend 	Market
Affiliate 		Cost 		Cost 	Income 		Value
-------------------	------------	------	------------	-----------
Acres Gaming,Inc.	$ 3,172,999 	$ -	$ -		$ 5,541,046
Axsys Technologies,Inc.	   -		  -	  -		  4,492,240
Duckwall-ALCO Stores,Inc.  -              -       -		  2,688,878
			------------	------	------------	-----------
Totals			$ 3,172,999 	$ -	$ -		$12,722,164
			============	======	============	===========



(10) Subsequent Event
=====================
At a meeting held on June 4, 2003, the Fund's Board of Trustees approved a plan to liquidate Managers Intermediate Bond Fund and terminate the Fund as of July 31,2003. It is expected that the cash proceeds of the liquidation will be distributed to shareholders on or before July 31,2003.

-------------------------------------------------------------------
Supplemental Data
=================
Proxy Result Information (unaudited)
------------------------------------
At the Special Meeting of Shareholders of the Trust held on April 22, 2003, the following votes were recorded for Managers Value
Fund ("Value"), Managers Capital Appreciation Fund ("Capital Appreciation"), Managers Small Company Fund ("Small Company"), Managers Special Equity Fund ("Special Equity"), Managers International Equity Fund ("International Equity"), Managers Emerging Markets Equity Fund ("Emerging Markets"), Managers Intermediate Bond Fund ("Intermediate"), Managers Bond Fund ("Bond")and Managers Global Bond Fund ("Global Bond"). The proposals, which shareholders were asked to vote on, are explained in further detail in the proxy statement dated March 10, 2003:

Proposal 1 - To amend the Declaration of Trust to permit the creation of multiple classes of shares for any Fund


Fund 			Shares For 	Shares Against 	Shares Abstained
-----------------	--------------	---------------	-----------------
Value 			 1,533,644 	   122,999 	    98,795
Capital Appreciation 	 3,062,855 	   266,191 	    94,741
Small Company 		 1,544,793 	   141,690 	    79,686
Special Equity 		21,527,942       1,062,869 	   505,229
International Equity 	 7,126,192 	   242,695 	    97,484
Emerging Markets 	 1,384,406 	    82,572 	    33,931
Intermediate 		   248,283 	    18,788 	    21,054
Bond 			 4,528,425 	   191,246 	    65,037
Global Bond 		 1,087,760 	    57,645 	    32,974



-----------------------------------------------------------------
Proposal 2 - To elect Peter M. Lebovitz as a Trustee of the Trust


Fund 			Shares For 	Shares Against 	Shares Abstained
-----------------	--------------	---------------	-----------------
Value			 1,591,852	    73,503	    90,082
Capital Appreciation 	 3,178,799 	    90,735 	   254,252
Small Company 		 1,681,482 	    30,481	    54,207
Special Equity 		19,473,034 	 2,152,630 	 1,470,376
International Equity 	 6,897,963 	   462,385 	   106,023
Emerging Markets 	 1,434,106 	    45,189 	    21,614
Intermediate 	           278,150 	     4,720 	     5,255
Bond 			 4,650,000	    62,083	    72,624
Global Bond		 1,134,618	     8,499	    35,262




Pursuant to Article III, Section 1 of the By-Laws of the Trust and the Securities Exchange Act of 1940, such total votes on each proposal represented a quorum of the outstanding shares of the Funds.

MANAGERS
--------

Investment Manager
and Administrator
------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk,Connecticut 06854-2325
(203)857-5321 or (800)835-3879

Distributor
-----------
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203)857-5321 or (800)835-3879

Custodian
---------
The Bank of New York
101 Barclay Street, 13th Floor
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
Attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682

For ManagersChoice Only
-----------------------
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406-0897
(800)358-7668.

Managers
--------


The Managers Funds
==================
Equity Funds:
-------------
VALUE FUND
  Armstrong Shaw Associates Inc.
  Osprey Partners Investment Management, LLC
CAPITAL APPRECIATION FUND
  Essex Investment Management Co., LLC
  Bramwell Capital Management, Inc.
SMALL COMPANY FUND
  Kalmar Investment Advisers, Inc.
SPECIAL EQUITY FUND
  Donald Smith & Co., Inc.
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management LLC
  Skyline Asset Management, L.P.
INTERNATIONAL EQUITY FUND
  Deutsche Asset Management
  Bernstein Investment Research and Management
  Mastholm Asset Management, L.L.C.
EMERGING MARKETS EQUITY FUND
  Rexiter Capital Management Limited

Income Funds:
-------------
MONEY MARKET FUND
  J.P.Morgan Fleming Asset Management (USA),Inc.
SHORT DURATION
GOVERNMENT FUND
  Smith Breeden Associates, Inc.
TOTAL RETURN BOND FUND
  Merganser Capital Management LP
INTERMEDIATE DURATION
GOVERNMENT FUND
  Smith Breeden Associates, Inc.
BOND FUND
  Loomis, Sayles & Co., L.P.
GLOBAL BOND FUND
  Loomis,Sayles & Co., L.P.


Managers AMG Funds
==================
Equity Funds:
-------------
ESSEX AGGRESSIVE GROWTH FUND
ESSEX LARGE CAP GROWTH FUND
  Essex Investment Management Company, LLC
FRONTIER GROWTH FUND
FRONTIER SMALL COMPANY VALUE FUND
  Frontier Capital Management Co., LLC
FIRST QUADRANT TAX-MANAGED EQUITY FUND
  First Quadrant, L.P.
RORER LARGE-CAP FUND
RORER MID-CAP FUND
  Rorer Asset Management, LLC
SYSTEMATIC VALUE FUND
Systematic Financial Management, LLP
BURRIDGE SMALL CAP GROWTH FUND
  The Burridge Group LLC


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.


www.managersfunds.com
www.managersamg.com
www.managerschoice.com

Item 2.  CODE OF ETHICS
=======================
Not applicable.


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not applicable.


Item 5. [RESERVED]
==================

Item 6. [RESERVED]
==================

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
======================================================================
Not applicable.


Item 8. [RESERVED]
==================

Item 9.  CONTROLS AND PROCEDURES
================================
(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's
	Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10.  EXHIBITS
==================
(a)	Not applicable.

(b)	Certifications of principal executive officer and principal
	financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

				SIGNATURES
				----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS


By: 	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	August 26, 2003
	---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: 	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	August 26, 2003
	---------------


By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	August 26, 2003
	---------------